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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

___________________________________

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

________________________

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the year ended May 31, 2003. These 3 series have a 5/31 fiscal year end.

Date of reporting period: 5/31/2003

_______________

Item 1 - Reports to Stockholders.

Evergreen Market Index Fund

Evergreen

MARKET INDEX FUND

Annual Report
as of May 31, 2003

Evergreen Investments
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Dear Evergreen Shareholder,

We are pleased to provide the annual report for the Evergreen Market Index Fund, which covers the seven-month period ended May 31, 2003.

Market analysis

Over the past year, investors in the equity markets have experienced the gamut in both emotion and performance. Headwinds persisted in the forms of a weaker than expected economic recovery, accounting scandals, and the uncertain geopolitical environment. Yet tailwinds ultimately presented themselves in recent months led by improving corporate profitability, continued low interest rates, and attractive changes to fiscal policy. As a result, the equity markets experienced a dramatic shift in sentiment and momentum by the end of May 2003.

The period began with growing concern over the Enron scandal. As the involvement of Arthur Andersen became evident to investors, confidence in financial reports was shaken. The additions of WorldCom and Tyco into the credibility arena caused investor confidence to plummet further. Consequently, the equity markets swooned entering the summer months of 2002. Lawmakers in Washington soon took steps to restore investor confidence. President Bush, members of Congress, and the SEC all become involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002 requiring new procedures for financial reporting and outlining the punishment for corporate criminals.

Seemingly just as hope could return for investors regarding financial reporting, the saber rattling with Iraq increased at a deafening pace. The anniversary of the September 11th attacks also brought new fears of potential terrorism, and third quarter GDP was well below forecast. Earnings estimates were ratcheted downward yet again, and all eyes turned to Alan Greenspan, who ultimately surprised investors with a larger than expected 50-basis point cut in November. The mid-term elections also appeared to favor investors, yet the equity markets finished 2002 in a trading range, stagnant after bouncing off the October lows.

The pattern of fits and starts for equities continued into 2003. After rising in early January, the Dow Jones Industrial Average declined almost 10% in the final two weeks of the month. The pressure on stocks continued, as companies were cautious in their outlooks, causing analysts to cut profit projections. In addition to these fundamental issues, the geopolitical arena grew more intense as diplomatic negotiations at the United Nations unraveled. With fundamentals, confidence, and diplomacy all in a coordinated retreat, equities plunged in early March, revisiting the lows achieved in July and October of 2002.

While the threat of war with Iraq was big enough to keep many investors away, it turns out that the uncertainty of war played a larger role. Ironically, as war approached and immediately after the conflict’s inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion! Part of the reason for the extreme investor optimism was the perception that a quick victory in the war against Iraq would result in an administration more focused on the domestic economy and the proposed changes to fiscal policy. Indeed, after success in toppling the regime in Iraq, and a brief pullback in stock prices, Washington directed its attention to fiscal policy.

By the end of May, President Bush signed the new tax bill into law. We believe the changes in fiscal policy will serve to strengthen the foundation for long-term investment. We do not recommend that investors make drastic changes to their investment strategy. Growth and income portfolios should maintain these strategies, as yield likely becomes a larger portion of total return possibilities in the coming years.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

EVERGREEN MARKET INDEX FUND

FUND AT A GLANCE

as of May 31, 2003

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 10/15/2002

Class inception date	Class I 10/15/2002

Cumulative return
Since portfolio inception	10.63%

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Fund Class I shares, (1) versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

As of May 31, 2003, the fund’s Class I shares returned 10.63% since inception on October 15, 2002. During the same period, the fund’s benchmark Standard and Poor’s 500 Index returned 10.61%.

The past year has seen a marked rise followed by a marked decline in the volatility in the U.S. equity markets. As the buildup for war with Iraq gained momentum, oil prices surged, investor risk aversion increased, and consumer spending and consumer confidence slipped. High oil prices, geopolitical uncertainties, bad weather, and poor confidence restrained economic growth. GDP grew less than expected, and other economic numbers were disappointing. The outbreak of SARS also contributed to the negative investment environment. With the war resulting in a quick and decisive victory for the allied forces, oil prices stabilized, market volatility declined, and consumer confidence recovered. Corporate earnings announcements, which were weak for the fourth quarter of last year, were much stronger for the first quarter of this year.

The top performing sectors included utilities, information technology, and telecommunication services. The worst performing sectors included consumer staples and healthcare.

We believe the economic and investment environment is currently supportive for equity investments. The Federal Reserve Board is publicly committed to maintaining interest rates and liquidity to ensure economic stability and growth.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of May 31, 2003, and subject to change.

EVERGREEN MARKET INDEX FUND

Financial Highlights
(For a share outstanding throughout the period)

Year Ended May 31, 2003 (a)

CLASS I
Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income	0.12
Net realized and unrealized gains or losses on securities	0.94

Total from investment operations	1.06

Distributions to shareholders from net investment income	(0.04)

Net asset value, end of period	$11.02

Total return	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$477,477
Ratios to average net assets
Expenses ‡	0.02%†
Net investment income	1.84%†
Portfolio turnover rate	3%

(a)

For the period from October 15, 2002 (commencement of class operations), to May 31, 2003.

†

Annualized

‡

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments
May 31, 2003

	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 10.9%
Auto Components 0.2%
Cooper Tire & Rubber Co.	3,908	$62,098
Dana Corp.	7,895	70,345
Delphi Automotive Systems Corp.	29,725	262,175
Goodyear Tire & Rubber Co.	9,314	60,727
Johnson Controls, Inc.	4,727	393,523
Visteon Corp.	6,856	42,164

		891,032

Automobiles 0.6%
Ford Motor Co.	97,499	1,023,739
General Motors Corp.	29,776	1,051,986
Harley-Davidson, Inc.	16,079	677,891

		2,753,616

Distributors 0.1%
Genuine Parts Co.	9,279	305,001

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	33,396	1,021,918
Darden Restaurants, Inc.	9,081	179,895
Harrah’s Entertainment, Inc. *	5,939	238,094
Hilton Hotels Corp.	19,993	277,103
International Game Technology, Inc.	4,514	397,412
Marriott International, Inc., Class A	12,423	485,739
McDonald’s Corp.	67,438	1,263,114
Starbucks Corp. *	20,593	507,432
Starwood Hotels & Resorts, Class B	10,612	307,536
Wendy’s International, Inc.	6,131	184,604
Yum! Brands, Inc. *	15,702	439,028

		5,301,875

Household Durables 0.5%
American Greetings Corp., Class A *	3,499	62,037
Black & Decker Corp.	4,177	180,906
Centex Corp.	3,279	254,549
Fortune Brands, Inc.	7,929	415,480
KB Home	2,545	159,063
Leggett & Platt, Inc.	10,340	228,204
Maytag Corp.	4,146	101,411
Newell Rubbermaid, Inc.	14,204	404,814
Pulte Homes, Inc.	3,251	213,233
Snap-on, Inc.	3,089	93,936
Stanley Works	4,689	131,104
Tupperware Corp.	3,099	49,212
Whirlpool Corp.	3,623	206,149

		2,500,098

Internet & Catalog Retail 0.3%
eBay, Inc. *	16,402	1,668,247

Leisure Equipment & Products 0.2%
Brunswick Corp.	4,789	105,118

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Leisure Equipment & Products continued
Eastman Kodak Co.	15,501	$474,951
Hasbro, Inc.	9,200	147,292
Mattel, Inc.	23,231	499,699

		1,227,060

Media 4.2%
AOL Time Warner, Inc. *	237,499	3,614,735
Clear Channel Communications, Inc. *	32,554	1,324,948
Comcast Corp., Class A *	122,624	3,692,208
Dow Jones & Co., Inc.	4,353	198,279
Gannett Co., Inc.	14,200	1,121,800
Interpublic Group of Companies, Inc.	20,489	281,724
Knight-Ridder, Inc.	4,337	305,498
McGraw-Hill Companies, Inc.	10,296	650,810
Meredith Corp.	2,644	116,257
New York Times Co., Class A	8,040	385,116
Omnicom Group, Inc.	9,991	697,472
Tribune Co.	16,193	807,707
Univision Communications, Inc., Class A *	12,172	363,334
Viacom, Inc., Class B *	93,567	4,259,170
Walt Disney Co.	108,511	2,132,241

		19,951,299

Multi-line Retail 1.0%
Big Lots, Inc. *	6,171	83,987
Dillards, Inc., Class A	4,498	60,093
Dollar General Corp.	17,708	331,140
Family Dollar Stores, Inc.	9,137	333,044
Federated Department Stores, Inc.	10,106	328,445
J.C. Penney Co., Inc.	14,255	246,897
Kohl’s Corp. *	17,914	937,798
May Department Stores Co.	15,314	332,161
Nordstrom, Inc.	7,196	134,205
Sears, Roebuck & Co.	16,805	503,814
Target Corp.	48,283	1,768,606

		5,060,190

Specialty Retail 2.3%
AutoNation, Inc. *	15,401	214,382
Autozone, Inc. *	5,175	433,044
Bed Bath & Beyond, Inc. *	15,622	653,624
Best Buy Co., Inc. *	17,093	661,499
Circuit City Stores, Inc.	11,185	80,420
Gap, Inc.	46,961	798,337
Home Depot, Inc.	123,567	4,014,692
Limited, Inc.	27,794	424,136
Lowe’s Companies, Inc.	41,491	1,753,410
Office Depot, Inc. *	16,394	219,680
RadioShack Corp.	8,949	215,671
Sherwin-Williams Co.	7,963	218,027
Staples, Inc. *	25,148	487,620
TJX Companies, Inc.	27,912	507,998
Toys ‘R’ Us, Inc. *	11,287	131,381

		10,813,921

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Textiles, Apparel & Luxury Goods 0.4%
Jones Apparel Group, Inc. *	6,846	$200,999
Liz Claiborne, Inc.	5,676	192,360
Nike, Inc., Class B	14,050	786,659
Reebok International, Ltd. *	3,185	100,964
Tiffany & Co.	7,712	252,645
V.F. Corp.	5,772	219,740

		1,753,367

CONSUMER STAPLES 11.7%
Beverages 2.8%
Adolph Coors Co., Class B	1,928	106,194
Anheuser-Busch Companies, Inc.	45,474	2,393,297
Brown-Forman Corp., Class B	3,206	252,825
Coca-Cola Co.	131,715	6,002,252
Coca-Cola Enterprises, Inc.	23,875	447,656
Pepsi Bottling Group, Inc.	14,900	303,811
PepsiCo, Inc.	91,758	4,055,704

		13,561,739

Food & Staples Retailing 3.8%
Albertsons, Inc.	20,144	420,405
Costco Wholesale Corp. *	24,216	897,203
CVS Corp.	20,877	544,890
Kroger Co. *	40,548	650,795
Safeway, Inc. *	23,435	441,515
SuperValu, Inc.	7,103	140,995
SYSCO Corp.	34,730	1,074,546
Wal-Mart Stores, Inc.	234,513	12,337,729
Walgreen Co.	54,453	1,676,608
Winn-Dixie Stores, Inc.	7,482	105,796

		18,290,482

Food Products 1.3%
Archer-Daniels Midland Co.	34,302	410,595
Campbell Soup Co.	21,804	544,010
ConAgra, Inc.	28,529	692,399
General Mills, Inc.	19,592	916,514
H.J. Heinz Co.	18,668	617,351
Hershey Foods Corp.	7,233	514,266
Kellogg Co.	21,690	763,488
McCormick & Co., Inc.	7,443	200,217
Sara Lee Corp.	41,584	757,660
W.M. Wrigley Junior Co.	11,964	675,966

		6,092,466

Household Products 2.1%
Clorox Co.	11,689	522,031
Colgate-Palmolive Co.	28,597	1,704,953
Kimberly-Clark Corp.	27,327	1,419,091
Procter & Gamble Co.	68,692	6,307,299

		9,953,374

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Personal Products 0.6%
Alberto Culver Co., Class B	3,103	$158,563
Avon Products, Inc.	12,503	761,933
Gillette Co.	55,480	1,864,683

		2,785,179

Tobacco 1.1%
Altria Group, Inc.	109,906	4,539,118
R.J. Reynolds Tobacco Holdings, Inc.	4,509	153,712
UST, Inc.	8,914	314,753

		5,007,583

ENERGY 5.9%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	17,899	591,562
BJ Services Co. *	8,383	341,272
Halliburton Co.	23,186	553,450
Nabors Industries, Ltd. *	7,690	346,665
Noble Corp. *	7,110	253,543
Rowan Co., Inc. *	4,970	118,982
Schlumberger, Ltd.	30,932	1,503,914
Transocean Sedco Forex, Inc. *	16,960	396,355

		4,105,743

Oil & Gas 5.0%
Amerada Hess Corp.	4,739	232,211
Anadarko Petroleum Corp.	13,209	650,940
Apache Corp.	8,493	559,859
Ashland, Inc.	3,626	117,700
Burlington Resources, Inc.	10,696	569,990
ChevronTexaco Corp.	56,751	4,025,916
ConocoPhillips	35,960	1,940,761
Devon Energy Corp.	12,232	636,064
EOG Resources, Inc.	6,138	264,548
Exxon Mobil Corp.	357,506	13,013,218
Kerr-McGee Corp.	5,333	253,744
Marathon Oil Corp.	16,585	426,732
Occidental Petroleum Corp.	20,079	677,465
Sunoco, Inc.	4,055	149,386
Unocal Corp.	13,702	412,293

		23,930,827

FINANCIALS 20.5%
Capital Markets 3.4%
Bank of New York Co., Inc.	40,713	1,178,234
Bear Stearns Companies, Inc.	5,272	407,367
Charles Schwab Corp.	71,388	692,464
Federated Investors, Inc., Class B	5,853	163,065
Franklin Resources, Inc.	13,677	511,109
Goldman Sachs Group, Inc.	25,075	2,043,612
J.P. Morgan Chase & Co.	106,074	3,485,592
Janus Capital Group, Inc.	12,713	197,687
Lehman Brothers Holdings, Inc.	12,885	922,953

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Capital Markets continued
Mellon Financial Corp.	22,896	$622,084
Merrill Lynch & Co., Inc.	49,263	2,133,088
Morgan Stanley	57,554	2,633,095
Northern Trust Corp.	11,737	447,884
State Street Corp.	17,647	676,057
T. Rowe Price Group, Inc.	6,498	238,607

		16,352,898

Commercial Banks 6.2%
AmSouth Bancorp	18,883	421,469
Bank of America Corp.	79,820	5,922,644
Bank One Corp.	61,845	2,310,529
BB&T Corp.	25,022	855,502
Charter One Financial, Inc.	12,007	365,733
Comerica, Inc.	9,282	429,478
Fifth Third Bancorp	30,697	1,765,078
First Tennessee National Corp.	6,671	311,936
FleetBoston Financial Corp.	55,764	1,648,941
Huntington Bancshares, Inc.	12,514	256,662
KeyCorp	22,575	595,980
Marshall & Ilsley Corp.	11,600	348,000
National City Corp.	32,488	1,098,744
North Fork Bancorp, Inc.	8,580	283,741
PNC Financial Services Group	15,089	743,133
Regions Financial Corp.	11,748	411,650
SouthTrust Corp.	18,354	527,310
SunTrust Banks, Inc.	15,002	889,619
Synovus Financial Corp.	16,182	369,273
U.S. Bancorp	101,774	2,412,044
Union Planters Corp.	10,526	338,727
Wachovia Corp. °	72,273	2,903,929
Wells Fargo & Co.	89,890	4,341,687
Zions Bancorp	4,830	246,427

		29,798,236

Consumer Finance 1.3%
American Express Co.	69,829	2,909,076
Capital One Financial Corp.	11,787	567,780
MBNA Corp.	67,883	1,361,054
Providian Financial Corp. *	15,357	138,827
SLM Corp.	8,157	978,840

		5,955,577

Diversified Financial Services 2.6%
Citigroup, Inc.	273,124	11,203,546
Moody’s Corp.	8,028	418,660
Principal Financial Group	17,017	540,460

		12,162,666

Insurance 4.6%
Ace, Ltd.	13,954	509,321
AFLAC, Inc.	27,424	902,524
Allstate Corp.	37,348	1,344,154
AMBAC Financial Group, Inc.	5,630	375,577

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Insurance continued
American International Group, Inc.	138,594	$8,021,821
AON Corp.	16,458	422,312
Chubb Corp.	9,088	581,905
Cincinnati Financial Corp.	8,580	318,490
Hartford Financial Services Group, Inc.	14,855	692,837
Jefferson Pilot Corp.	7,623	321,614
John Hancock Financial Services, Inc.	15,307	463,037
Lincoln National Corp.	9,406	327,329
Loews Corp.	9,852	473,881
Marsh & McLennan Co.	28,534	1,430,409
MBIA, Inc.	7,709	385,835
MetLife, Inc.	40,382	1,129,485
Progressive Corp.	11,570	833,040
Prudential Financial, Inc.	30,078	1,008,215
SAFECO Corp.	7,343	265,376
St. Paul Companies, Inc.	12,033	440,167
Torchmark Corp.	6,292	242,997
Travelers Property Casualty Corp., Class B	53,452	864,319
UnumProvident Corp.	15,274	197,035
XL Capital, Ltd., Class A	7,217	628,240

		22,179,920

Real Estate 0.4%
Apartment Investment & Management Co. REIT, Class A	4,983	175,551
Equity Office Properties Trust REIT	21,872	588,576
Equity Residential Properties Trust REIT	14,390	381,047
Plum Creek Timber Co., Inc. REIT	9,821	259,274
Simon Property Group, Inc. REIT	9,800	368,676

		1,773,124

Thrifts & Mortgage Finance 2.0%
Countrywide Financial Corp.	6,714	494,486
Fannie Mae	52,864	3,911,936
Freddie Mac	36,962	2,210,697
Golden West Financial Corp.	8,153	634,222
MGIC Investment Corp.	5,338	288,359
Washington Mutual, Inc.	50,297	2,051,112

		9,590,812

HEALTH CARE 14.3%
Biotechnology 1.3%
Amgen, Inc. *	68,381	4,424,935
Biogen, Inc. *	7,919	336,082
Chiron Corp. *	9,934	437,990
Genzyme Corp. *	11,399	541,339
MedImmune, Inc. *	13,363	473,718

		6,214,064

Health Care Equipment & Supplies 1.9%
Applera Corp.	11,128	216,662
Bausch & Lomb, Inc.	2,834	107,522
Baxter International, Inc.	31,521	798,742
Becton Dickinson & Co.	13,532	541,280
Biomet, Inc.	13,758	378,345

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Health Care Equipment & Supplies continued
Boston Scientific Corp. *	21,668	$1,128,903
C.R. Bard, Inc.	2,742	192,351
Guidant Corp.	16,302	689,249
Medtronic, Inc.	64,793	3,157,363
Millipore Corp. *	2,571	104,640
Saint Jude Medical, Inc.	9,433	529,191
Stryker Corp.	10,517	708,215
Zimmer Holdings, Inc. *	10,362	464,839

		9,017,302

Health Care Providers & Services 1.7%
Aetna, Inc.	7,998	459,245
AmerisourceBergen Corp.	5,856	367,113
Anthem, Inc. *	7,515	551,225
Cardinal Health, Inc.	24,023	1,386,367
CIGNA Corp.	7,416	416,038
HCA-The Healthcare Corp.	27,266	899,778
Health Management Associates, Inc., Class A	12,681	236,501
Humana, Inc. *	8,622	112,000
IMS Health, Inc.	12,983	231,617
Manor Care, Inc. *	4,782	113,286
McKesson Corp.	15,458	468,686
Quest Diagnostics, Inc. *	5,588	354,056
Quintiles Transnational Corp. *	6,269	88,706
Tenet Healthcare Corp. *	25,170	420,087
UnitedHealth Group, Inc.	16,175	1,551,829
Wellpoint Health Networks, Inc., Class A *	7,903	674,442

		8,330,976

Pharmaceuticals 9.4%
Abbott Laboratories, Inc.	83,064	3,700,501
Allergan, Inc.	6,876	495,828
Bristol-Myers Squibb Co.	102,915	2,634,624
Eli Lilly & Co.	59,684	3,567,313
Forest Laboratories, Inc. *	19,286	973,943
Johnson & Johnson Co.	157,827	8,577,897
King Pharmaceuticals, Inc. *	12,791	183,039
Merck & Co., Inc.	119,306	6,631,028
Pfizer, Inc.	423,563	13,138,924
Schering-Plough Corp.	77,922	1,437,661
Watson Pharmaceuticals, Inc. *	5,681	210,311
Wyeth	70,431	3,088,399

		44,639,468

INDUSTRIALS 10.3%
Aerospace & Defense 1.7%
B.F. Goodrich Corp.	6,242	114,041
Boeing Co.	44,648	1,369,354
General Dynamics Corp.	10,675	713,304
Honeywell International, Inc.	45,457	1,190,973
Lockheed Martin Corp.	24,211	1,123,875
Northrop Grumman Corp.	9,698	852,939
Raytheon Co.	21,564	690,911

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Aerospace & Defense continued
Rockwell Collins, Inc.	9,538	$219,183
United Technologies Corp.	24,990	1,705,567

		7,980,147

Air Freight & Logistics 1.0%
FedEx Corp.	15,856	1,014,467
Ryder Systems, Inc.	3,321	88,206
United Parcel Service, Inc., Class B	59,710	3,727,695

		4,830,368

Airlines 0.2%
Delta Air Lines, Inc.	6,554	87,561
Southwest Airlines Co.	41,157	661,393

		748,954

Building Products 0.2%
American Standard Companies, Inc. *	3,849	284,788
Masco Corp.	26,140	643,044

		927,832

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	11,113	109,796
Apollo Group, Inc., Class A *	9,261	541,028
Avery Dennison Corp.	5,834	323,670
Cendant Corp. *	54,730	919,464
Cintas Corp.	9,047	334,920
Deluxe Corp.	3,045	143,024
Equifax, Inc.	7,558	191,369
H&R Block, Inc.	9,493	388,643
Monster Worldwide, Inc. *	5,906	117,293
Pitney Bowes, Inc.	12,567	482,698
R.R. Donnelley & Sons Co.	6,020	150,199
Robert Half International, Inc. *	9,207	156,059
Waste Management, Inc.	31,611	805,132

		4,663,295

Construction & Engineering 0.0%
Fluor Corp.	4,268	151,471
McDermott International, Inc. *	3,388	20,565

		172,036

Electrical Equipment 0.4%
American Power Conversion Corp. *	10,419	161,599
Cooper Industries, Ltd., Class A	4,954	197,615
Emerson Electric Co.	22,362	1,169,532
Power-One, Inc. *	4,246	29,340
Rockwell Automation, Inc.	9,864	233,284
Thomas & Betts Corp. *	3,097	47,632

		1,839,002

Industrial Conglomerates 4.2%
3M Co.	20,731	2,621,850
General Electric Co.	528,700	15,173,690
Textron, Inc.	7,225	251,791

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Industrial Conglomerates continued
Tyco International, Ltd.	106,053	$1,877,138

		19,924,469

Machinery 1.1%
Caterpillar, Inc.	18,286	953,615
Crane Co.	3,163	66,044
Cummins, Inc.	2,205	75,587
Danaher Corp.	8,097	541,851
Deere & Co.	12,711	555,089
Dover Corp.	10,749	325,802
Eaton Corp.	3,745	314,318
Illinois Tool Works, Inc.	16,333	1,013,463
Ingersoll-Rand Co., Class A	8,994	393,937
ITT Industries, Inc.	4,877	305,593
Navistar International Corp. *	3,625	111,723
Paccar, Inc.	6,157	408,024
Pall Corp.	6,533	141,897
Parker-Hannifin Corp.	6,275	253,698

		5,460,641

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	19,919	587,810
CSX Corp.	11,406	373,547
Norfolk Southern Corp.	20,670	453,086
Union Pacific Corp.	13,486	822,511

		2,236,954

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	4,858	226,869

INFORMATION TECHNOLOGY 16.2%
Communications Equipment 2.3%
ADC Telecommunications, Inc. *	42,595	114,581
Andrew Corp. *	5,224	51,927
Avaya, Inc. *	19,801	131,083
CIENA Corp. *	23,031	132,428
Cisco Systems, Inc. *	377,854	6,151,463
Comverse Technology, Inc. *	9,974	151,704
Corning, Inc. *	63,687	465,552
JDS Uniphase Corp. *	75,197	291,012
Lucent Technologies, Inc.	219,798	485,754
Motorola, Inc.	122,251	1,041,578
QUALCOMM, Inc.	41,914	1,407,472
Scientific Atlanta, Inc.	8,123	159,942
Tellabs, Inc. *	21,890	173,807

		10,758,303

Computers & Peripherals 3.9%
Apple Computer, Inc. *	19,152	344,161
Dell Computer Corp. *	137,033	4,287,763
EMC Corp. *	116,875	1,264,587
Gateway, Inc. *	17,217	57,505
Hewlett-Packard Co.	162,174	3,162,393
International Business Machines Corp.	89,794	7,905,464

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Computers & Peripherals continued
Lexmark International Group, Inc., Class A *	6,690	$497,736
NCR Corp. *	5,183	129,938
Network Appliance, Inc. *	18,029	307,034
Sun Microsystems, Inc. *	169,746	735,000

		18,691,581

Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc. *	24,813	449,860
Jabil Circuit, Inc. *	10,529	221,004
Molex, Inc.	10,189	278,771
PerkinElmer, Inc.	6,713	85,859
Sanmina Corp. *	27,063	154,800
Solectron Corp. *	43,897	175,588
Symbol Technologies, Inc.	12,250	164,150
Tektronix, Inc. *	4,620	97,390
Thermo Electron Corp. *	8,687	183,296
Waters Corp. *	6,862	194,606

		2,005,324

Internet Software & Services 0.2%
Yahoo, Inc. *	31,394	937,111

IT Services 1.3%
Automatic Data Processing, Inc.	31,856	1,111,774
Computer Sciences Corp. *	9,947	394,896
Concord EFS, Inc. *	27,029	408,678
Convergys Corp. *	9,221	164,871
Electronic Data Systems Corp.	25,311	510,017
First Data Corp.	39,961	1,655,185
Fiserv, Inc. *	10,166	336,393
Paychex, Inc.	19,992	610,156
Sabre Group Holdings, Inc., Class A	7,581	187,478
SunGard Data Systems, Inc. *	15,044	346,012
Unisys Corp. *	17,331	195,667

		5,921,127

Office Electronics 0.1%
Xerox Corp. *	39,066	426,991

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	18,249	132,853
Altera Corp. *	20,324	391,847
Analog Devices, Inc. *	19,351	745,981
Applied Materials, Inc. *	87,681	1,364,316
Applied Micro Circuits Corp. *	16,133	80,988
Broadcom Corp., Class A *	14,656	358,779
Intel Corp.	351,986	7,335,388
KLA-Tencor Corp. *	10,105	467,154
Linear Technology Corp.	16,622	604,376
LSI Logic Corp. *	19,757	126,445
Maxim Integrated Products, Inc.	17,167	673,118
Micron Technology, Inc. *	32,281	365,421
National Semiconductor Corp. *	9,652	240,914
Novellus Systems, Inc. *	7,947	275,363
NVIDIA Corp. *	8,376	219,200

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Semiconductors & Semiconductor Equipment continued
PMC-Sierra, Inc. *	8,896	$96,610
QLogic Corp. *	4,985	249,699
Teradyne, Inc. *	9,727	166,818
Texas Instruments, Inc.	91,968	1,885,344
Xilinx, Inc. *	17,926	535,450

		16,316,064

Software 4.6%
Adobe Systems, Inc.	12,278	433,291
Autodesk, Inc.	6,026	89,848
BMC Software, Inc. *	12,396	210,236
Citrix Systems, Inc. *	9,087	198,369
Computer Associates International, Inc.	30,534	661,672
Compuware Corp. *	20,086	121,922
Electronic Arts, Inc. *	7,603	521,262
Intuit, Inc. *	10,929	503,718
Mercury Interactive Corp. *	4,487	176,384
Microsoft Corp.	568,564	13,992,360
Novell, Inc. *	19,565	65,151
Oracle Corp. *	279,949	3,642,136
Parametric Technology Corp. *	13,951	45,341
Peoplesoft, Inc. *	16,629	272,050
Siebel Systems, Inc. *	25,744	241,736
Symantec Corp. *	7,848	354,886
Veritas Software Corp. *	21,868	606,837

		22,137,199

MATERIALS 2.6%
Chemicals 1.5%
Air Products & Chemicals, Inc.	12,072	526,218
Dow Chemical Co.	48,407	1,539,343
E.I. du Pont de Nemours & Co.	52,849	2,227,057
Eastman Chemical Co.	4,107	134,258
Ecolab, Inc.	6,914	371,627
Engelhard Corp.	6,789	170,743
Great Lakes Chemical Corp.	2,666	61,398
Hercules, Inc. *	5,802	57,730
International Flavors & Fragrances, Inc.	5,012	157,327
Monsanto Co.	13,888	278,454
PPG Industries, Inc.	9,006	437,962
Praxair, Inc.	8,591	515,374
Rohm & Haas Co.	11,747	380,955
Sigma-Aldrich Corp.	3,809	199,249

		7,057,695

Construction Materials 0.0%
Vulcan Materials Co.	5,393	197,600

Containers & Packaging 0.2%
Ball Corp.	3,019	149,501
Bemis Co., Inc.	2,812	128,733
Pactiv Corp. *	8,419	164,591
Sealed Air Corp. *	4,459	195,706
Temple-Inland, Inc.	2,854	133,111

		771,642

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Metals & Mining 0.5%
Alcoa, Inc.	44,891	$1,104,767
Allegheny Technologies, Inc.	4,284	28,189
Freeport-McMoRan Copper & Gold, Inc., Class B	7,698	168,971
Newmont Mining Corp.	21,342	633,004
Nucor Corp.	4,153	197,849
Phelps Dodge Corp. *	4,723	172,153
United States Steel Corp.	5,435	85,601
Worthington Industries, Inc.	4,563	68,126

		2,458,660

Paper & Forest Products 0.4%
Boise Cascade Corp.	3,097	76,093
Georgia-Pacific Corp.	13,286	229,848
International Paper Co.	25,439	932,848
Louisiana Pacific Corp. *	5,556	53,560
MeadWestvaco Corp.	10,634	266,275
Weyerhaeuser Co.	11,634	586,121

		2,144,745

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.3%
ALLTEL Corp.	16,525	791,217
AT&T Corp.	40,930	797,726
BellSouth Corp.	98,874	2,621,150
Centurytel, Inc.	7,576	255,084
Citizens Communications Co. *	14,994	184,726
Qwest Communications International, Inc. *	90,074	404,432
SBC Communications, Inc.	176,402	4,491,195
Sprint Corp.	47,528	644,480
Verizon Communications, Inc.	145,351	5,501,535

		15,691,545

Wireless Telecommunications Services 0.4%
AT&T Wireless Services, Inc. *	143,932	1,118,352
Nextel Communications, Inc., Class A *	54,572	818,034
Sprint PCS Group *	53,081	236,741

		2,173,127

UTILITIES 2.9%
Electric Utilities 2.2%
Allegheny Energy, Inc.	6,678	58,032
Ameren Corp.	8,453	384,611
American Electric Power Co., Inc.	20,658	599,908
Centerpoint Energy, Inc.	16,170	154,423
Cinergy Corp.	8,943	339,297
CMS Energy Corp.	7,655	60,628
Consolidated Edison, Inc.	11,349	487,894
Constellation Energy Group, Inc.	8,752	290,129
Dominion Resources, Inc.	16,322	1,028,286
DTE Energy Co.	8,897	385,507
Edison International *	17,310	281,807

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Electric Utilities continued
Entergy Corp.	11,795	$609,684
Exelon Corp.	17,160	983,268
FirstEnergy Corp.	15,813	582,077
FPL Group, Inc.	9,696	644,493
PG&E Corp. *	21,654	368,118
Pinnacle West Capital Corp.	4,803	181,842
PPL Corp.	8,737	353,324
Progress Energy, Inc.	12,602	592,924
Public Service Enterprise Group, Inc.	11,817	504,940
Southern Co.	37,907	1,193,312
TECO Energy, Inc.	9,332	120,663
TXU Corp.	17,115	346,408
Xcel Energy, Inc.	21,184	326,022

		10,877,597

Gas Utilities 0.3%
Keyspan Corp.	8,311	292,713
Kinder Morgan, Inc.	6,478	330,702
NICOR, Inc.	2,338	83,256
NiSource, Inc.	13,222	259,283
Peoples Energy Corp.	1,896	80,846
Sempra Energy	10,948	298,552

		1,345,352

Multi-Utilities & Unregulated Power 0.4%
AES Corp. *	28,892	228,825
Calpine Corp. *	20,083	104,432
Duke Energy Corp.	47,370	918,031
Dynegy, Inc., Class A	19,731	98,260
El Paso Corp.	31,823	276,860
Mirant Corp. *	21,459	74,248
Williams Companies, Inc.	27,451	217,137

		1,917,793

Total Common Stocks		472,808,165

EXCHANGE TRADED FUND 0.8%
S&P 500 Depositary Receipt Trust, Ser. 1	39,832	3,861,712

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	140,905	140,905

Total Investments (cost $436,088,703) 99.9%		476,810,782
Other Assets and Liabilities 0.1%		666,046

Net Assets 100.0%		$477,476,828

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
May 31, 2003

*

Non-income producing security

°

Investment in non-controlled affiliate which earned $18,914 which is included in dividend income.

Ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviation:

REIT

Real Estate Investment Trust

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2003

Assets
Identified cost of securities	$436,088,703
Net unrealized gains on securities	40,722,079

Market value of securities	476,810,782
Dividends receivable	740,165
Receivable from investment advisor	4,987
Prepaid expenses and other assets	1,000

Total assets	477,556,934

Liabilities
Payable for securities purchased	13,770
Due to related parties	3,868
Accrued expenses and other liabilities	62,468

Total liabilities	80,106

Net assets	$477,476,828

Net assets represented by
Paid-in capital	$433,598,861
Undistributed net investment income	3,256,926
Accumulated net realized losses on securities	(101,038)
Net unrealized gains on securities	40,722,079

Total net assets	$477,476,828

Shares outstanding - Class I	43,329,269

Net asset value per share - Class I	$11.02

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND

STATEMENT OF OPERATIONS
Year Ended May 31, 2003 (a)

Investment income
Dividends	$5,017,376

Expenses
Advisory fee	861,821
Administrative services fee	269,526
Transfer agent fees	123
Trustees’ fees and expenses	3,788
Custodian fees	68,496
Registration and filing fees	35,391
Professional fees	19,400
Printing and postage fees	7,462
Other	19,371

Total expenses	1,285,378
Less: Expense reductions	(783)
Fee waivers and expense reimbursements	(1,224,162)

Net expenses	60,433

Net investment income	4,956,943

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(101,038)
Net change in unrealized gains or losses on securities	40,722,079

Net realized and unrealized gains or losses on securities	40,621,041

Net increase in net assets resulting from operations	$45,577,984

(a)

For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

Year Ended May 31, 2003 (a)

Operations
Net investment income		$4,956,943
Net realized losses on securities		(101,038)
Net change in unrealized gains or losses on securities		40,722,079

Net increase in net assets resulting from operations		45,577,984

Distributions to shareholders from net investment income		(1,700,017)

Capital share transactions
	Shares

Proceeds from shares sold	43,324,287	433,599,922
Net asset value of shares issued in reinvestment of distributions	169,493	1,700,017
Payment for shares redeemed	(164,511)	(1,701,078)

Net increase in net assets resulting from capital share transactions		433,598,861

Total increase in net assets		477,476,828
Net assets
Beginning of period		0

End of period		$477,476,828

Undistributed net investment income		$3,256,926

(a)

For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

See Notes to Financial Statements

Notes to Financial Statements

1.  ORGANIZATION

Evergreen Market Index Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e.  Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

Notes to Financial Statements continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of May 31, 2003 were $806,345. During the period ended May 31, 2003, the investment advisor waived its fees and reimbursed expenses in the amount of $861,821 and $362,341, respectively, which represents, on an annualized basis, 0.32% and 0.13%, respectively, of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $318,230,250 and $13,400,979, respectively, for the period ended May 31, 2003.

On May 31, 2003, the aggregate cost of securities for federal income tax purposes was $436,155,636. The gross unrealized appreciation and depreciation on securities based on tax cost was $51,578,886 and $10,923,740, respectively, with a net unrealized appreciation of $40,655,146.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post-October losses of $34,105.

5.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended May 31, 2003, the Fund did not participate in the interfund lending program.

6.  DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Appreciation	Post-October Loss

$3,256,926	$40,655,146	$34,105

The tax character of distributions paid for the period ended May 31, 2003 was $1,700,017 of ordinary income.

7.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions of $783 which represents 0.00% of its average daily net assets.

Notes to Financial Statements continued

8.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the period ended May 31, 2003, the Fund had no borrowings under this agreement.

Independent Auditors’ Report

Board of Trustees and Shareholders
Evergreen Equity Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Market Index Fund, a series of Evergreen Equity Trust, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from October 15, 2002 (commencement of class operations) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Fund, as of May 31, 2003, the results of its operations, changes in its net assets and financial highlights for the period described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 3, 2003

Additional Information (unaudited)

Federal Tax Distributions

For corporate shareholders, 83.21% of ordinary income dividends paid during the fiscal year ended May 31, 2003, qualified for the dividends received deduction.

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc.(investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers);Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (world wide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co.–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc.(natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K.Wagoner,CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H.Ferro(3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 115 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566605 5/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Evergreen Market Index Growth Fund

Evergreen

MARKET INDEX GROWTH FUND

Annual Report
as of May 31, 2003

Evergreen Investments
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Dear Evergreen Shareholder,

We are pleased to provide the annual report for Evergreen Market Index Growth Fund, which covers the fiscal period ended May 31, 2003.

Market analysis

Over the past year, investors in the equity markets have experienced the gamut in both emotion and performance. Headwinds persisted in the forms of a weaker than expected economic recovery, accounting scandals, and the uncertain geopolitical environment. Yet tailwinds ultimately presented themselves in recent months led by improving corporate profitability, continued low interest rates, and attractive changes to fiscal policy. As a result, the equity markets experienced a dramatic shift in sentiment and momentum by the end of May 2003.

The period began with growing concern over the Enron scandal. As the involvement of Arthur Andersen became evident to investors, confidence in financial reports was shaken. The additions of WorldCom and Tyco into the credibility arena caused investor confidence to plummet further. Consequently, the equity markets swooned entering the summer months of 2002. Lawmakers in Washington soon took steps to restore investor confidence. President Bush, members of Congress, and the SEC all become involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002 requiring new procedures for financial reporting and outlining the punishment for corporate criminals.

Seemingly just as hope could return for investors regarding financial reporting, the saber rattling with Iraq increased at a deafening pace. The anniversary of the September 11th attacks also brought new fears of potential terrorism, and third quarter GDP was well below forecast. Earnings estimates were ratcheted downward yet again, and all eyes turned to Alan Greenspan, who ultimately surprised investors with a larger than expected 50-basis point cut in November. The mid-term elections also appeared to favor investors, yet the equity markets finished 2002 in a trading range, stagnant after bouncing off the October lows.

The pattern of fits and starts for equities continued into 2003. After rising in early January, the Dow Jones Industrial Average declined almost 10% in the final two weeks of the month. The pressure on stocks continued, as companies were cautious in their outlooks, causing analysts to cut profit projections. In addition to these fundamental issues, the geopolitical arena grew more intense as diplomatic negotiations at the United Nations unraveled. With fundamentals, confidence, and diplomacy all in a coordinated retreat, equities plunged in early March, revisiting the lows achieved in July and October of 2002.

While the threat of war with Iraq was big enough to keep many investors away, it turns out that the uncertainty of war played a larger role. Ironically, as war approached and immediately after the conflict’s inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion! Part of the reason for the extreme investor optimism was the perception that a quick victory in the war against Iraq would result in an administration more focused on the domestic economy and the proposed changes to fiscal policy. Indeed, after success in toppling the regime in Iraq, and a brief pullback in stock prices, Washington directed its attention to fiscal policy.

By the end of May, President Bush signed the new tax bill into law. We believe the changes in fiscal policy will serve to strengthen the foundation for long-term investment. We do not recommend that investors make drastic changes to their investment strategy. Growth and income portfolios should maintain these strategies, as yield likely becomes a larger portion of total return possibilities in the coming years.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

Evergreen Market Index
Growth Fund

FUND AT A GLANCE
as of May 31, 2003

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)
Portfolio inception date: 10/15/2002

Class inception date	Class I 10/15/2002

Cumulative return
Since portfolio inception	8.83%

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Growth Fund Class I shares, (1) versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

As of May 31, 2003, the fund’s Class I shares returned 8.83% since inception on October 15, 2002. During the same period, the fund’s benchmark Russell 1000 Growth Index returned 9.18%.

The past year has seen a marked rise followed by a marked decline in the volatility in the U.S. equity markets. As the buildup for war with Iraq gained momentum, oil prices surged, investor risk aversion increased, and consumer spending and consumer confidence slipped. High oil prices, geopolitical uncertainties, bad weather, and poor confidence restrained economic growth. Gross Domestic Product grew less than expected, and other economic numbers were disappointing. The outbreak of SARS also contributed to the negative investment environment. With the war resulting in a quick and decisive victory for the allied forces, oil prices stabilized, market volatility declined, and consumer confidence recovered. Corporate earnings announcements, which were weak for the fourth quarter of last year, were much stronger for the first quarter of 2003.

The top performing sectors included utilities, telecommunication services, and information technology. The worst performing sectors included consumer staples and healthcare.

We believe the economic and investment environment is currently supportive for equities. Interest rates currently are at 45-year lows, and there are no signs of an imminent rise. The Federal Reserve has publicly committed to maintaining interest rates and liquidity to ensure economic stability and growth.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

“Russell 1000 Growth Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of May 31, 2003, and subject to change.

EVERGREEN MARKET INDEX GROWTH FUND

Financial Highlights
(For a share outstanding throughout the period)

	Year Ended May 31, 2003 (a) #

CLASS I
Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income	0.07
Net realized and unrealized gains or losses on securities	0.81

Total from investment operations	0.88

Distributions to shareholders from net investment income	(0.02)

Net asset value, end of period	$10.86

Total return	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$529,545
Ratios to average net assets
Expenses ‡	0.02	% †
Net investment income	1.16	% †
Portfolio turnover rate	2%

(a)

For the period from October 15, 2002 (commencement of class operations), to May 31, 2003.

#

Net investment income per share is based on average shares outstanding during the period.

‡

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

†

Annualized

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments
May 31, 2003

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 11.6%
Auto Components 0.0%
Arvinmeritor, Inc.	544	$9,678
Gentex Corp.	8,411	261,918

		271,596

Automobiles 0.3%
Harley-Davidson, Inc.	33,704	1,420,961

Hotels, Restaurants & Leisure 1.2%
Applebee’s International, Inc.	6,214	190,708
Brinker International, Inc. *	10,031	349,380
CBRL Group, Inc.	862	31,101
CEC Entertainment, Inc.	2,883	98,944
Cheesecake Factory, Inc.	5,615	190,517
Darden Restaurants, Inc.	19,285	382,036
Extended Stay America, Inc. *	1,808	22,238
GTECH Holdings Corp. *	4,177	146,780
Harrah’s Entertainment, Inc. *	12,044	482,844
Hilton Hotels Corp.	7,459	103,382
International Game Technology, Inc.	9,459	832,770
International Speedway Corp., Class A	1,526	57,027
Krispy Kreme Doughnuts, Inc.	4,868	168,725
Mandalay Resort Group *	464	13,990
Marriott International, Inc., Class A	11,451	447,734
MGM Mirage *	408	11,526
Outback Steakhouse, Inc.	3,463	127,958
Ruby Tuesday, Inc.	7,256	167,396
Starbucks Corp. *	42,991	1,059,341
Starwood Hotels & Resorts, Class B	9,791	283,743
Wendy’s International, Inc.	7,676	231,124
Yum! Brands, Inc. *	26,376	737,473

		6,136,737

Household Durables 0.4%
Black & Decker Corp.	8,500	368,135
D.R. Horton, Inc.	2,198	57,785
Ethan Allen Interiors, Inc.	1,908	67,982
Furniture Brands International, Inc. *	3,659	96,158
Harman International Industries, Inc.	2,883	213,919
La-Z-Boy Chair Co.	415	9,093
Leggett & Platt, Inc.	6,854	151,268
Lennar Corp.	396	26,552
Maytag Corp.	8,635	211,212
Mohawk Industries, Inc.	5,722	330,217
Newell Rubbermaid, Inc.	1,516	43,206
NVR, Inc. *	595	242,611
Stanley Works	4,893	136,808

		1,954,946

Internet & Catalog Retail 0.6%
Amazon.com, Inc.	21,176	761,065
eBay, Inc. *	16,645	1,692,963

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Internet & Catalog Retail continued
USA Interactive, Inc. *	20,121	$773,653

		3,227,681

Leisure Equipment & Products 0.2%
Callaway Golf Co.	1,805	25,902
Mattel, Inc.	44,499	957,173
Polaris Industries, Inc.	2,587	155,505

		1,138,580

Media 3.1%
AOL Time Warner, Inc. *	225,141	3,426,646
Catalina Marketing Corp.	4,121	76,733
Clear Channel Communications, Inc. *	29,009	1,180,666
Comcast Corp., Class A *	14,562	438,462
Cox Communications, Inc., Class A *	1,223	37,889
Cox Radio, Inc., Class A *	2,420	55,152
Cumulus Media, Inc., Class A *	1,596	28,872
Dow Jones & Co., Inc.	3,517	160,199
E.W. Scripps Co., Class A	2,934	258,397
Echostar Communications Corp., Class A	26,890	902,966
Emmis Communications Corp., Class A *	412	8,726
Entercom Communications Corp. *	3,509	170,362
Fox Entertainment Group, Inc., Class A *	6,673	187,578
Gemstar TV Guide International, Inc. *	12,520	57,842
General Motors Corp., Class H *	55,589	678,186
Getty Images, Inc. *	2,750	111,100
Harte-Hanks, Inc.	5,040	92,182
Hispanic Broadcasting Corp. *	4,334	108,740
Interpublic Group of Companies, Inc.	42,387	582,821
John Wiley & Sons, Inc., Class A	5,192	132,136
Lamar Advertising Co., Class A *	5,593	197,209
LIN TV Corp., Class A *	1,135	26,446
McGraw-Hill Companies, Inc.	18,326	1,158,386
Meredith Corp.	597	26,250
Metro Goldwyn Mayer, Inc. *	2,395	29,890
New York Times Co., Class A	10,323	494,472
Omnicom Group, Inc.	20,834	1,454,422
PanAmSat Corp. *	1,619	30,453
Pixar, Inc.	2,103	118,714
Radio One, Inc., Class D *	4,330	72,311
Reader’s Digest Association, Inc., Class A	3,061	39,671
Regal Entertainment Group, Class A	944	20,985
Scholastic Corp. *	1,718	53,533
Unitedglobalcom, Class A *	622	2,867
Univision Communications, Inc., Class A *	16,978	506,793
Viacom, Inc., Class B *	69,613	3,168,784
Westwood One, Inc. *	8,509	288,115

		16,384,956

Multi-line Retail 1.4%
99 Cents Only Stores	4,600	146,188
Big Lots, Inc. *	7,114	96,822
Dollar General Corp.	31,343	586,114
Dollar Tree Stores, Inc.	12,652	366,908

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Multi-line Retail continued
Family Dollar Stores, Inc.	17,790	$648,445
Kohl’s Corp. *	32,449	1,698,705
Target Corp.	100,973	3,698,641

		7,241,823

Specialty Retail 4.2%
Abercrombie & Fitch Co., Class A	9,484	270,768
Advance Auto Parts, Inc.	1,569	93,324
American Eagle Outfitters, Inc. *	5,353	90,947
Autozone, Inc. *	6,982	584,254
Barnes & Noble, Inc. *	1,417	33,725
Bed Bath & Beyond, Inc. *	32,508	1,360,135
Best Buy Co., Inc. *	28,568	1,105,582
Blockbuster, Inc., Class A	1,422	24,032
Borders Group, Inc. *	954	15,693
Carmax, Inc. *	7,647	177,793
Chico’s FAS, Inc.	8,079	172,891
Circuit City Stores, Inc.	2,866	20,606
Foot Locker, Inc.	5,939	79,880
Gamestop Corp., Class A *	1,342	16,815
Gap, Inc.	68,528	1,164,976
Home Depot, Inc.	261,692	8,502,373
Limited, Inc.	18,291	279,121
Lowe’s Companies, Inc.	86,498	3,655,405
Michaels Stores, Inc.	7,380	277,562
O’Reilly Automotive, Inc. *	3,835	117,082
Petco Animal Supplies, Inc.	1,613	33,905
PETsMART, Inc.	15,682	271,142
Pier 1 Imports, Inc.	3,451	69,400
RadioShack Corp.	19,358	466,528
Rent-A-Center, Inc. *	3,685	244,831
Ross Stores, Inc.	8,808	371,786
Sonic Automotive, Inc. *	1,873	34,950
Staples, Inc. *	52,006	1,008,396
Talbots, Inc.	2,563	74,173
Tiffany & Co.	12,395	406,060
TJX Companies, Inc.	60,058	1,093,056
Weight Watchers International, Inc.	2,793	118,926
Williams-Sonoma, Inc.	9,945	282,736
Zale Corp. *	921	33,478

		22,552,331

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.	9,877	485,257
Columbia Sportswear Co. *	1,375	68,228
Jones Apparel Group, Inc. *	1,125	33,030
Nike, Inc., Class B	5,959	333,644
Timberland Co., Class A	2,076	102,949

		1,023,108

CONSUMER STAPLES 14.0%
Beverages 4.2%
Anheuser-Busch Companies, Inc.	65,102	3,426,318
Brown-Forman Corp., Class B	3,856	304,084

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Beverages continued
Coca-Cola Co.	192,295	$8,762,883
Coca-Cola Enterprises, Inc.	24,330	456,188
Constellation Brands, Inc., Class A *	3,348	92,305
Pepsi Bottling Group, Inc.	19,541	398,441
PepsiCo, Inc.	196,885	8,702,317

		22,142,536

Food & Staples Retailing 4.7%
BJ’s Wholesale Club, Inc.	7,934	122,342
Costco Wholesale Corp. *	25,686	951,666
Kroger Co. *	67,944	1,090,501
Performance Food Group Co. *	3,603	130,429
Rite Aid Corp. *	17,831	65,618
Safeway, Inc. *	19,844	373,861
SYSCO Corp.	73,869	2,285,507
Wal-Mart Stores, Inc.	303,350	15,959,244
Walgreen Co.	113,962	3,508,890
Whole Foods Market, Inc.	5,842	318,681

		24,806,739

Food Products 0.9%
Dreyers Grand Ice Cream, Inc.	2,071	158,846
General Mills, Inc.	29,045	1,358,725
H.J. Heinz Co.	18,921	625,718
Hershey Foods Corp.	5,141	365,525
Kellogg Co.	14,206	500,051
Kraft Foods, Inc., Class A	8,231	266,684
McCormick & Co., Inc.	8,169	219,746
Sara Lee Corp.	43,679	795,831
Tootsie Roll Industries, Inc.	2,910	86,282
W.M. Wrigley Junior Co.	12,286	694,159

		5,071,567

Household Products 2.5%
Church & Dwight, Inc.	2,366	75,215
Clorox Co.	8,702	388,631
Colgate-Palmolive Co.	53,858	3,211,014
Dial Corp.	5,492	109,840
Energizer Holdings, Inc. *	1,312	41,695
Kimberly-Clark Corp.	29,121	1,512,254
Procter & Gamble Co.	85,818	7,879,809

		13,218,458

Personal Products 0.5%
Alberto Culver Co., Class B	260	13,286
Estee Lauder Companies, Inc., Class A	8,497	283,120
Gillette Co.	69,431	2,333,576

		2,629,982

Tobacco 1.2%
Altria Group, Inc.	145,810	6,021,953
UST, Inc.	9,404	332,055

		6,354,008

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

ENERGY 1.3%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	35,235	$1,164,517
BJ Services Co. *	17,443	710,104
Cooper Cameron Corp. *	4,774	260,613
Diamond Offshore Drilling, Inc.	3,866	87,913
ENSCO International, Inc.	13,596	407,880
FMC Technologies, Inc. *	867	19,360
Grant Prideco, Inc.	10,786	150,465
Halliburton Co.	24,255	578,967
National Oilwell, Inc. *	5,699	138,600
Noble Energy, Inc.	3,600	131,148
Patterson UTI Energy, Inc. *	7,435	272,046
Pride International, Inc. *	6,166	117,339
Rowan Co., Inc. *	6,045	144,717
Smith International, Inc. *	11,283	461,362
Tidewater, Inc.	3,049	100,678
Varco International, Inc. *	5,387	116,628

		4,862,337

Oil & Gas 0.4%
Amerada Hess Corp.	3,913	191,737
Anadarko Petroleum Corp.	12,692	625,462
Burlington Resources, Inc.	4,771	254,247
Cimarex Energy Co. *	2,206	47,980
Devon Energy Corp.	5,673	294,996
Forest Oil Corp. *	1,699	41,506
Murphy Oil Corp.	6,288	310,879
Newfield Exploration Co. *	3,384	126,765
Pioneer Natural Resources Co. *	2,088	55,833
Pogo Producing Co.	929	39,761
XTO Energy, Inc.	1,415	30,366

		2,019,532

FINANCIALS 9.7%
Capital Markets 1.2%
Affiliated Managers Group, Inc. *	1,884	103,620
Allied Capital Corp.	9,655	225,444
Bank of New York Co., Inc.	28,127	813,995
Blackrock, Inc., Class A	1,902	86,332
Charles Schwab Corp.	121,706	1,180,548
E*Trade Group, Inc. *	14,671	112,233
Eaton Vance Corp.	6,528	196,493
Federated Investors, Inc., Class B	9,131	254,390
Investment Technology Group *	5,480	76,830
Investors Financial Services Corp.	7,156	167,522
Janus Capital Group, Inc.	3,061	47,598
Labranche & Co., Inc.	562	11,661
Legg Mason, Inc.	4,100	264,901
Mellon Financial Corp.	23,818	647,135
Neuberger-Berman, Inc.	5,803	193,124
Northern Trust Corp.	10,716	408,923
Nuveen Investments, Inc., Class A	2,401	63,026

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Capital Markets continued
SEI Investments Co.	8,416	$244,485
State Street Corp.	24,519	939,323
T. Rowe Price Group, Inc.	3,881	142,510
Waddell & Reed Financial, Inc., Class A	8,112	183,737

		6,363,830

Commercial Banks 1.1%
Commerce Bancorp, Inc.	6,442	245,762
Fifth Third Bancorp	56,794	3,265,655
Greater Bay Bancorp	839	16,864
Hudson United Bancorp	1,435	50,742
North Fork Bancorp, Inc.	4,598	152,056
Provident Financial Group, Inc.	2,346	60,011
Silicon Valley Bancshares *	393	9,907
Synovus Financial Corp.	32,884	750,413
TCF Financial Corp.	5,099	202,379
Wells Fargo & Co.	16,954	818,878
Westamerica Bancorp	872	38,743

		5,611,410

Consumer Finance 1.7%
American Express Co.	81,969	3,414,828
AmeriCredit Corp.	13,225	124,315
Capital One Financial Corp.	23,039	1,109,789
MBNA Corp.	118,233	2,370,572
Providian Financial Corp. *	11,528	104,213
SLM Corp.	16,398	1,967,760

		9,091,477

Diversified Financial Services 1.0%
Citigroup, Inc.	106,348	4,362,395
Moody’s Corp.	14,519	757,166

		5,119,561

Insurance 2.2%
AFLAC, Inc.	27,864	917,004
AMBAC Financial Group, Inc.	596	39,759
American International Group, Inc.	112,148	6,491,127
Arthur J. Gallagher & Co.	9,586	261,219
Brown & Brown, Inc.	5,378	190,650
HCC Insurance Holdings, Inc.	1,011	28,965
Markel Corp. *	64	16,144
Marsh & McLennan Co.	57,631	2,889,042
Progressive Corp.	12,688	913,536

		11,747,446

Real Estate 0.1%
Catellus Development Corp. *	7,094	157,487
Rouse Co. REIT	1,335	49,555
The St. Joe Co.	3,148	95,762

		302,804

Thrifts & Mortgage Finance 2.4%
Doral Financial Corp.	4,764	201,422

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Thrifts & Mortgage Finance continued
Fannie Mae	110,888	$8,205,712
Freddie Mac	71,863	4,298,126
New York Community Bancorp, Inc.	5,272	146,034

		12,851,294

HEALTH CARE 25.6%
Biotechnology 3.0%
Affymetrix, Inc.	5,609	127,605
Amgen, Inc. *	131,565	8,513,571
Biogen, Inc. *	16,538	701,873
Celgene Corp.	8,960	282,061
Cephalon, Inc.	5,139	232,231
Charles River Laboratories International, Inc.	4,952	157,325
Chiron Corp. *	10,367	457,081
Genentech, Inc. *	22,245	1,392,759
Genzyme Corp. *	18,717	888,870
Gilead Sciences, Inc.	19,180	1,011,937
Human Genome Sciences, Inc. *	6,707	98,257
IDEC Pharmaceuticals Corp.	12,526	478,117
Invitrogen Corp. *	2,439	95,170
MedImmune, Inc. *	27,848	987,212
Millennium Pharmaceuticals, Inc. *	17,829	277,241
Ribapharm, Inc. *	2,307	11,720

		15,713,030

Health Care Equipment & Supplies 3.4%
Advanced Medical Optics, Inc. *	2,581	38,844
Apogent Technology, Inc. *	6,027	114,995
Applera Corp.	22,231	432,838
Baxter International, Inc.	66,935	1,696,133
Beckman Coulter, Inc.	6,491	263,859
Becton Dickinson & Co.	4,113	164,520
Biomet, Inc.	29,842	820,655
Boston Scientific Corp. *	35,262	1,837,150
Cytyc Corp.	12,902	134,052
DENTSPLY International, Inc.	7,771	290,558
Diagnostic Products Corp.	2,433	92,357
Edwards Lifesciences Corp. *	4,617	139,987
Fisher Scientific International, Inc. *	6,073	192,453
Guidant Corp.	34,071	1,440,522
Medtronic, Inc.	135,192	6,587,906
Millipore Corp. *	5,381	219,007
Saint Jude Medical, Inc.	19,623	1,100,850
Steris Corp. *	7,336	165,427
Stryker Corp.	14,987	1,009,225
Varian Medical Systems, Inc. *	7,570	422,027
Zimmer Holdings, Inc. *	21,625	970,097

		18,133,462

Health Care Providers & Services 3.7%
Accredo Health, Inc.	4,921	104,620
AdvancePCS	8,200	272,322
AmerisourceBergen Corp.	9,475	593,988
AMN Healthcare Services, Inc.	1,409	16,063

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Health Care Providers & Services continued
Andrx Group	7,051	$135,732
Anthem, Inc. *	12,824	940,640
Cardinal Health, Inc.	51,181	2,953,656
Caremark Rx, Inc.	26,992	609,479
Cerner Corp.	3,114	65,737
Community Health Systems *	3,991	83,133
Coventry Health Care, Inc. *	2,007	87,626
Davita, Inc.	6,211	150,617
Express Scripts, Inc., Class A	7,037	460,501
First Health Group Corp.	10,589	271,714
HCA-The Healthcare Corp.	54,893	1,811,469
Health Management Associates, Inc., Class A	26,869	501,107
HealthNet, Inc., Class A *	2,122	64,233
Henry Schein, Inc.	2,950	145,022
IMS Health, Inc.	28,082	500,983
Laboratory Corp. *	15,876	510,413
LifePoint Hospitals, Inc.	4,388	93,684
Lincare Holdings, Inc.	11,976	369,699
Manor Care, Inc. *	4,339	102,791
McKesson Corp.	25,645	777,556
Mid Atlantic Medical Services, Inc.	5,250	251,475
Omnicare, Inc.	5,115	138,872
Orthodontic Centers of America, Inc. *	4,786	38,049
Oxford Health Plans, Inc.	9,796	362,746
Patterson Dental Co.	5,523	242,846
Pharmaceutical Product Development, Inc.	5,229	146,673
Quest Diagnostics, Inc. *	8,793	557,125
Quintiles Transnational Corp. *	6,609	93,517
Renal Care Group, Inc. *	4,168	141,629
Tenet Healthcare Corp. *	54,431	908,453
Triad Hospitals, Inc. *	4,249	109,922
UnitedHealth Group, Inc.	30,279	2,904,967
Universal Health Services, Inc., Class B *	5,488	249,210
WebMD Corp. *	15,912	158,165
Wellpoint Health Networks, Inc., Class A *	16,189	1,381,569

		19,308,003

Pharmaceuticals 15.5%
Abbott Laboratories, Inc.	173,784	7,742,077
Allergan, Inc.	14,950	1,078,044
Barr Laboratories, Inc.	4,621	243,758
Bristol-Myers Squibb Co.	80,029	2,048,742
Eli Lilly & Co.	96,343	5,758,421
Forest Laboratories, Inc. *	35,728	1,804,264
ICN Pharmaceuticals, Inc.	2,483	37,245
IVAX Corp. *	16,875	292,106
Johnson & Johnson Co.	335,316	18,224,425
King Pharmaceuticals, Inc. *	27,615	395,171
Medicis Pharmaceutical Corp., Class A *	2,358	132,048
Merck & Co., Inc.	146,047	8,117,292
Mylan Laboratories, Inc.	19,635	567,059
Pfizer, Inc.	896,981	27,824,351
Schering-Plough Corp.	65,304	1,204,859

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Pharmaceuticals continued
Sicor, Inc. *	7,625	$161,193
Watson Pharmaceuticals, Inc. *	4,171	154,410
Wyeth	147,688	6,476,119

		82,261,584

INDUSTRIALS 10.4%
Aerospace & Defense 0.9%
Alliant Techsystems, Inc.	3,605	181,944
Boeing Co.	56,766	1,741,013
General Dynamics Corp.	4,805	321,070
Honeywell International, Inc.	8,012	209,915
L-3 Communications Holdings, Inc.	7,653	331,758
Lockheed Martin Corp.	9,081	421,540
Rockwell Collins, Inc.	1,995	45,845
United Technologies Corp.	19,429	1,326,029

		4,579,114

Air Freight & Logistics 0.6%
CH Robinson Worldwide	7,466	277,511
Expeditors International of Washington, Inc.	10,478	366,101
United Parcel Service, Inc., Class B	43,411	2,710,149

		3,353,761

Airlines 0.1%
JetBlue Airways Corp. *	261	8,822
Skywest, Inc.	3,795	51,915
Southwest Airlines Co.	42,966	690,464

		751,201

Building Products 0.2%
American Standard Companies, Inc. *	5,709	422,409
Masco Corp.	24,764	609,194

		1,031,603

Commercial Services & Supplies 1.3%
Allied Waste Industries, Inc. *	12,326	121,781
Apollo Group, Inc.	1,653	75,526
Apollo Group, Inc., Class A	13,210	771,728
Aramark Corp., Class B	3,351	70,337
Avery Dennison Corp.	7,858	435,962
Career Education Corp.	5,008	307,541
ChoicePoint, Inc.	9,460	356,547
Cintas Corp.	13,202	488,738
Copart, Inc.	7,458	66,973
Deluxe Corp.	6,383	299,809
Devry, Inc.	6,359	159,802
Dun & Bradstreet Corp. *	6,633	257,692
Education Management Corp.	2,735	130,022
Equifax, Inc.	14,897	377,192
H&R Block, Inc.	20,434	836,568
Herman Miller, Inc.	8,467	164,175
Hon Industries, Inc.	695	20,391
Manpower, Inc.	5,604	194,907
Monster Worldwide, Inc. *	5,960	118,366

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Commercial Services & Supplies continued
Pitney Bowes, Inc.	16,211	$622,664
R.R. Donnelley & Sons Co.	1,796	44,810
Robert Half International, Inc. *	17,106	289,947
United Rentals, Inc. *	1,242	15,873
Viad Corp.	8,114	164,390
Waste Management, Inc.	12,548	319,598
West Corp. *	1,991	49,576

		6,760,915

Construction & Engineering 0.0%
Fluor Corp.	1,417	50,290
Jacobs Engineering Group, Inc. *	3,806	148,586
Shaw Group, Inc. *	2,591	31,610

		230,486

Electrical Equipment 0.0%
American Power Conversion Corp. *	2,532	39,271

Industrial Conglomerates 6.8%
3M Co.	31,346	3,964,329
General Electric Co.	1,107,730	31,791,851
Teleflex, Inc.	1,032	44,510

		35,800,690

Machinery 0.4%
AGCO Corp. *	4,334	77,492
Danaher Corp.	12,440	832,485
Donaldson Co., Inc.	2,881	120,858
Flowserve Corp. *	5,428	98,518
Graco, Inc.	5,287	162,628
Illinois Tool Works, Inc.	11,781	731,011
ITT Industries, Inc.	879	55,078
Pall Corp.	732	15,899
SPX Corp. *	3,460	133,314

		2,227,283

Road & Rail 0.0%
Swift Transportation Co., Inc. *	3,860	79,285

Trading Companies & Distributors 0.1%
Fastenal Co.	6,531	218,331
MSC Industrial Direct Co., Inc., Class A *	2,013	38,227

		256,558

INFORMATION TECHNOLOGY 25.3%
Communications Equipment 3.8%
Adaptec, Inc. *	5,918	47,344
ADC Telecommunications, Inc. *	35,996	96,829
Advanced Fibre Communications, Inc. *	4,796	90,452
Avaya, Inc. *	5,188	34,344
Brocade Communications Systems, Inc.	28,500	172,995
CIENA Corp. *	24,205	139,179
Cisco Systems, Inc. *	814,745	13,264,049
Comverse Technology, Inc. *	10,403	158,230
Corning, Inc. *	55,481	405,566

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Communications Equipment continued
Emulex Corp. *	7,228	$178,532
Harris Corp.	3,613	109,438
JDS Uniphase Corp. *	67,262	260,304
Juniper Networks, Inc. *	31,642	439,191
Motorola, Inc.	166,387	1,417,617
Polycom, Inc. *	8,426	107,179
QUALCOMM, Inc.	85,708	2,878,075
Tellabs, Inc. *	20,589	163,477
UTStarcom, Inc.	6,970	206,660

		20,169,461

Computers & Peripherals 3.7%
Dell Computer Corp. *	251,761	7,877,602
EMC Corp. *	138,649	1,500,182
International Business Machines Corp.	88,261	7,770,498
Lexmark International Group, Inc., Class A *	14,447	1,074,857
Network Appliance, Inc. *	33,013	562,211
Storage Technology Corp. *	2,158	58,266
Sun Microsystems, Inc. *	175,324	759,153

		19,602,769

Electronic Equipment & Instruments 0.6%
Agilent Technologies, Inc. *	24,553	445,146
Amphenol Corp., Class A	2,148	101,493
Arrow Electronics, Inc. *	2,657	45,249
CDW Computer Centers, Inc.	6,559	267,214
Ingram Micro, Inc., Class A *	2,520	27,770
Jabil Circuit, Inc. *	15,769	330,991
Mettler-Toledo International, Inc.	3,959	141,851
Molex, Inc.	12,426	339,975
National Instruments Corp.	3,242	117,847
PerkinElmer, Inc.	4,996	63,899
Sanmina Corp. *	31,340	179,265
Solectron Corp. *	45,819	183,276
Symbol Technologies, Inc.	12,766	171,064
Tech Data Corp. *	1,750	43,540
Tektronix, Inc. *	1,603	33,791
Thermo Electron Corp. *	5,251	110,796
Vishay Intertechnology, Inc. *	3,995	57,688
Waters Corp. *	13,811	391,680

		3,052,535

Internet Software & Services 0.3%
Expedia, Inc., Class A	2,323	170,624
Hotels.com, Class A	1,044	94,827
RealNetworks, Inc. *	8,273	65,770
VeriSign, Inc. *	12,333	184,748
Yahoo, Inc. *	43,476	1,297,759

		1,813,728

IT Services 2.6%
Acxiom Corp. *	6,236	93,478
Affiliated Computer Services, Inc., Class A	10,790	500,009
Alliance Data Systems Corp. *	5,104	125,201

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

IT Services continued
Automatic Data Processing, Inc.	69,056	$2,410,054
BearingPoint, Inc.	19,058	180,860
BISYS Group, Inc.	12,252	220,536
Ceridian Corp. *	12,921	222,887
Certegy, Inc.	6,615	183,302
CheckFree Corp. *	3,466	84,848
Computer Sciences Corp. *	1,899	75,390
Concord EFS, Inc. *	56,850	859,572
Convergys Corp. *	16,595	296,719
CSG Systems International, Inc.	5,868	77,575
DST Systems, Inc.	13,330	470,816
Electronic Data Systems Corp.	44,967	906,085
First Data Corp.	85,148	3,526,830
Fiserv, Inc. *	21,295	704,651
Global Payments, Inc.	3,848	130,832
Iron Mountain, Inc. *	4,503	177,868
National Processing, Inc.	833	13,986
Paychex, Inc.	36,465	1,112,912
Perot Systems Corp., Class A *	7,285	77,294
Sabre Group Holdings, Inc., Class A	16,089	397,881
SunGard Data Systems, Inc. *	31,410	722,430
Titan Corp. *	7,282	63,281
Total Systems Services, Inc.	4,146	86,195
Unisys Corp. *	6,093	68,790

		13,790,282

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	2,406	175,612

Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc. *	11,864	86,370
Agere Systems, Inc., Class B *	100,354	234,828
Altera Corp. *	42,786	824,914
Amkor Technology, Inc. *	6,165	68,616
Analog Devices, Inc. *	40,643	1,566,788
Applied Materials, Inc. *	182,602	2,841,287
Applied Micro Circuits Corp. *	16,667	83,668
Atmel Corp. *	31,890	96,627
Broadcom Corp., Class A *	11,218	274,617
Conexant Systems, Inc.	14,392	55,553
Cymer, Inc.	3,780	125,874
Cypress Semiconductor Corp. *	10,535	116,412
Fairchild Semiconductor International, Class A *	12,060	168,599
Integrated Circuit System, Inc.	5,273	137,572
Integrated Device Technology, Inc. *	5,974	72,285
Intel Corp.	744,527	15,515,943
International Rectifier Corp. *	6,149	160,981
Intersil Holding Corp., Class A *	8,559	209,182
KLA-Tencor Corp. *	21,059	973,557
Lam Research Corp.	14,188	253,398
Linear Technology Corp.	35,344	1,285,108
LSI Logic Corp. *	20,598	131,827
Maxim Integrated Products, Inc.	35,958	1,409,913
Micrel, Inc.	6,965	83,998

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Semiconductors & Semiconductor Equipment continued
Microchip Technology, Inc.	22,214	$528,915
Micron Technology, Inc. *	30,896	349,743
MKS Instruments, Inc. *	2,386	46,527
National Semiconductor Corp. *	16,804	419,428
Novellus Systems, Inc. *	14,995	519,577
NVIDIA Corp. *	14,334	375,121
PMC-Sierra, Inc. *	18,522	201,149
QLogic Corp. *	9,810	491,383
RF Micro Devices, Inc.	17,468	98,519
Semtech Corp. *	6,816	108,034
Teradyne, Inc. *	15,966	273,817
Texas Instruments, Inc.	193,136	3,959,288
Xilinx, Inc. *	37,362	1,116,003

		35,265,421

Software 7.6%
Activision, Inc.	6,104	103,646
Adobe Systems, Inc.	26,500	935,185
Advent Software, Inc. *	3,421	51,418
Autodesk, Inc.	3,512	52,364
BEA Systems, Inc.	40,128	434,988
BMC Software, Inc. *	14,924	253,111
Cadence Design Systems, Inc.	29,517	410,286
Citrix Systems, Inc. *	16,683	364,190
Computer Associates International, Inc.	6,185	134,029
Compuware Corp. *	16,430	99,730
Electronic Arts, Inc. *	13,425	920,418
Fair, Issac & Co., Inc.	5,193	289,510
Intuit, Inc. *	21,197	976,970
J.D. Edwards & Co.	11,184	132,083
Jack Henry & Associates, Inc.	7,574	115,352
Macromedia, Inc. *	5,492	110,719
Mercury Interactive Corp. *	8,573	337,005
Microsoft Corp.	997,436	24,546,900
Network Associates, Inc.	17,239	209,281
Oracle Corp. *	458,610	5,966,516
Peoplesoft, Inc. *	30,638	501,238
Reynolds & Reynolds Co., Class A	7,279	215,458
Siebel Systems, Inc. *	43,401	407,535
Sybase, Inc. *	4,776	60,416
Symantec Corp. *	16,052	725,871
Synopsys, Inc.	8,381	513,672
Veritas Software Corp. *	39,051	1,083,665

		39,951,556

MATERIALS 0.6%
Chemicals 0.2%
Cabot Corp.	929	27,294
Ecolab, Inc.	14,361	771,904
International Flavors & Fragrances, Inc.	3,633	114,040
OM Group, Inc.	355	5,137
Scotts Co., Class A *	587	29,056
Sigma-Aldrich Corp.	1,465	76,634

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Chemicals continued
Valspar Corp.	1,734	$75,585

		1,099,650

Construction Materials 0.0%
Vulcan Materials Co.	581	21,288

Containers & Packaging 0.1%
Ball Corp.	1,353	67,000
Sealed Air Corp. *	8,467	371,617

		438,617

Metals & Mining 0.3%
Alcoa, Inc.	13,953	343,383
Consol Energy, Inc.	2,305	51,517
Freeport-McMoRan Copper & Gold, Inc., Class B	8,147	178,827
Newmont Mining Corp.	34,129	1,012,266

		1,585,993

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.1%
Citizens Communications Co. *	14,592	179,773
Level 3 Communications, Inc.	40,879	290,650
Qwest Communications International, Inc. *	75,628	339,570

		809,993

Wireless Telecommunications Services 0.5%
AT&T Wireless Services, Inc. *	124,610	968,220
Nextel Communications, Inc., Class A *	84,198	1,262,128
Sprint PCS Group *	79,047	352,549

		2,582,897

UTILITIES 0.1%
Electric Utilities 0.0%
Texas Genco Holdings, Inc.	250	5,213

Gas Utilities 0.1%
Kinder Morgan, Inc.	6,162	314,570

Multi-Utilities & Unregulated Power 0.0%
AES Corp. *	19,512	154,535
Calpine Corp. *	11,831	61,521
Mirant Corp. *	7,118	24,628
Williams Companies, Inc.	4,260	33,697

		274,381

Total Common Stocks		525,025,912

EXCHANGE TRADED FUND 0.7%
iShares Russell 1000 Growth Index Fund	96,114	3,908,956

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø	211,086	$211,086

Total Investments (cost $487,070,670) 99.9%		529,145,954
Other Assets and Liabilities 0.1%		399,037

Net Assets 100.0%		$529,544,991

*

Non-income producing security.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2003

Assets
Identified cost of securities	$487,070,670
Net unrealized gains on securities	42,075,284

Market value of securities	529,145,954
Dividends receivable	456,551
Receivable from investment advisor	5,334
Prepaid expenses and other assets	1,000

Total assets	529,608,839

Liabilities
Due to related parties	4,295
Accrued expenses and other liabilities	59,553

Total liabilities	63,848

Net assets	$529,544,991

Net assets represented by
Paid-in capital	$485,776,086
Undistributed net investment income	2,146,846
Accumulated net realized losses on securities	(453,225)
Net unrealized gains on securities	42,075,284

Total net assets	$529,544,991

Shares outstanding - Class I	48,763,840

Net asset value per share - Class I	$10.86

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND

STATEMENT OF OPERATIONS
Year Ended May 31, 2003 (a)

Investment income
Dividends (net of witholding taxes of $184)	$3,226,883
Interest	13,772

Total investment income	3,240,655

Expenses
Advisory fee	878,943
Administrative services fee	274,673
Transfer agent fees	123
Trustees’ fees and expenses	4,027
Custodian fees	69,922
Registration and filing fees	35,145
Professional fees	19,595
Printing and postage expenses	8,780
Other	14,911

Total expenses	1,306,119
Less: Expense reductions	(2,498)
Fee waivers and expense reimbursements	(1,241,377)

Net expenses	62,244

Net investment income	3,178,411

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(453,225)
Net change in unrealized gains or losses on securities	42,075,284

Net realized and unrealized gains or losses on securities	41,622,059

Net increase in net assets resulting from operations	$44,800,470

(a)

For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

See Notes to Financial Statements

EVERGREEN MARKET INDEX GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
Year Ended May 31, 2003 (a)

Operations
Net investment income		$3,178,411
Net realized losses on securities		(453,225)
Net change in unrealized gains or losses on securities		42,075,284

Net increase in net assets resulting from operations		44,800,470

Distributions to shareholders from net investment income		(1,031,565)

	Shares
Capital share transactions
Proceeds from shares sold	48,761,321	485,777,134
Net asset value of shares issued in reinvestment of distributions	105,262	1,031,565
Payment for shares redeemed	(102,743)	(1,032,613)

Net increase in net assets resulting from capital share transactions		485,776,086

Total increase in net assets		529,544,991
Net assets
Beginning of period		0

End of period		$529,544,991

Undistributed net investment income		$2,146,846

(a)

For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

See Notes to Financial Statements

Notes to Financial Statements

1.  ORGANIZATION

Evergreen Market Index Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e.  Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements continued

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of May 31, 2003, were $895,955. During the period ended May 31, 2003, the investment advisor waived its fees and reimbursed expenses in the amount of $878,943 and $362,434, respectively, which represent, on an annualized basis, 0.32% and 0.13%, respectively, of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the period ended May 31, 2003, the Fund paid brokerage commissions of $418 to Wachovia Securities, Inc.

4.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $495,324,120 and $7,837,505, respectively, for the period ended May 31, 2003.

On May 31, 2003, the aggregate cost of securities for federal income tax purposes was $487,242,605. The gross unrealized appreciation and depreciation on securities based on tax cost was $55,295,322 and $13,391,973, respectively, with a net unrealized appreciation of $41,903,349.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post-October losses of $281,290.

5.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with certain other funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended May 31, 2003, the Fund did not participate in the interfund lending program.

6.  DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Notes to Financial Statements continued

Undistributed Ordinary Income	Unrealized Appreciation	Post-October Loss

$2,146,846	$41,903,349	$281,290

The tax character of distributions paid for the period ended May 31, 2003, was $1,031,565 of ordinary income.

7.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $2,498, which represents 0.00% of its average daily net assets.

8.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the period ended May 31, 2003, the Fund had no borrowings under this agreement.

10.  CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

Independent Auditors’ Report

Board of Trustees and Shareholders
Evergreen Equity Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Market Index Growth Fund, a series of Evergreen Equity Trust, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from October 15, 2002 (commencement of operations) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Growth Fund, as of May 31, 2003, the results of its operations, changes in its net assets and financial highlights for the period described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts July 3, 2003

Additional Information (unaudited)

Federal Tax Distributions

For corporate shareholders, 86.60% of ordinary income dividends paid during the fiscal year ended May 31, 2003 qualified for the dividends received deduction.

TRUSTEES AND OFFICERS

TRUSTEES(1)
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner,CFA(2) Trustee DOB:12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116.Each Trustee oversees 115 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566606 6/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Evergreen Market Index Value Fund

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Dear Evergreen Shareholder,

We are pleased to provide the annual report for Evergreen Market Index Value Fund, which covers the fiscal period ended May 31, 2003.

Market analysis

Over the past year, investors in the equity markets have experienced the gamut in both emotion and performance. Headwinds persisted in the forms of a weaker than expected economic recovery, accounting scandals, and the uncertain geopolitical environment. Yet tailwinds ultimately presented themselves in recent months led by improving corporate profitability, continued low interest rates, and attractive changes to fiscal policy. As a result, the equity markets experienced a dramatic shift in sentiment and momentum by the end of May 2003.

The period began with growing concern over the Enron scandal. As the involvement of Arthur Andersen became evident to investors, confidence in financial reports was shaken. The additions of WorldCom and Tyco into the credibility arena caused investor confidence to plummet further. Consequently, the equity markets swooned entering the summer months of 2002. Lawmakers in Washington soon took steps to restore investor confidence. President Bush, members of Congress, and the SEC all become involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002 requiring new procedures for financial reporting and outlining the punishment for corporate criminals.

Seemingly just as hope could return for investors regarding financial reporting, the saber rattling with Iraq increased at a deafening pace. The anniversary of the September 11th attacks also brought new fears of potential terrorism, and third quarter GDP was well below forecast. Earnings estimates were ratcheted downward yet again, and all eyes turned to Alan Greenspan, who ultimately surprised investors with a larger than expected 50-basis point cut in November. The mid-term elections also appeared to favor investors, yet the equity markets finished 2002 in a trading range, stagnant after bouncing off the October lows.

The pattern of fits and starts for equities continued into 2003. After rising in early January, the Dow Jones Industrial Average declined almost 10% in the final two weeks of the month. The pressure on stocks continued, as companies were cautious in their outlooks, causing analysts to cut profit projections. In addition to these fundamental issues, the geopolitical arena grew more intense as diplomatic negotiations at the United Nations unraveled. With fundamentals, confidence, and diplomacy all in a coordinated retreat, equities plunged in early March, revisiting the lows achieved in July and October of 2002.

While the threat of war with Iraq was big enough to keep many investors away, it turns out that the uncertainty of war played a larger role. Ironically, as war approached and immediately after the conflict’s inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion! Part of the reason for the extreme investor optimism was the perception that a quick victory in the war against Iraq would result in an administration more focused on the domestic economy and the proposed changes to fiscal policy.

Indeed, after success in toppling the regime in Iraq, and a brief pullback in stock prices, Washington directed its attention to fiscal policy.

By the end of May, President Bush signed the new tax bill into law. We believe the changes in fiscal policy will serve to strengthen the foundation for long-term investment. We do not recommend that investors make drastic changes to their investment strategy. Growth and income portfolios should maintain these strategies, as yield likely becomes a larger portion of total return possibilities in the coming years.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

EVERGREEN MARKET INDEX VALUE FUND

FUND AT A GLANCE

as of May 31, 2003

MANAGEMENT TEAM

William E. Zieff
Global Structured Products
Team
Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 10/15/2002

Class inception date	Class I 10/15/2002

Cumulative return
Since portfolio inception	11.85%

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Value Fund Class I shares,(1) versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and sellingvf securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

As of May 31, 2003, the fund’s Class I shares returned 11.85% since inception on October 15, 2002. During the same period, the fund’s benchmark Russell 1000 Value Index returned 13.95%.

The past year has seen a marked rise followed by a marked decline in the volatility in the U.S. equity markets. As the buildup for war with Iraq gained momentum, oil prices surged, investor risk aversion increased, and consumer spending and consumer confidence slipped. High oil prices, geopolitical uncertainties, bad weather, and poor confidence restrained economic growth. Gross Domestic Product grew less than expected, and other economic numbers were disappointing. The outbreak of SARS also contributed to the negative investment environment. With the war resulting in a quick and decisive victory for the allied forces, oil prices stabilized, market volatility declined, and consumer confidence recovered. Corporate earnings announcements, which were weak for the fourth quarter of last year, were much stronger for the first quarter of this year.

During the period, the top performing sectors included information technology, utilities, and financials. The worst performing sectors included consumer staples, energy and materials.

We believe the economic and investment environment is currently supportive for equities. Interest rates currently are at 45-year lows, and there are no signs of an imminent rise. The Federal Reserve has publicly committed to maintaining interest rates and liquidity to ensure economic stability and growth.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of May 31, 2003, and subject to change.

EVERGREEN MARKET INDEX VALUE FUND

Financial Highlights
(For a share outstanding throughout the period)

Year Ended May 31, 2003 (a)

CLASS I
Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income	0.15
Net realized and unrealized gains or losses on securities	1.03

Total from investment operations	1.18

Distributions to shareholders from net investment income	(0.04)

Net asset value, end of period	$11.14

Total return	11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$544,427
Ratios to average net assets
Expenses ‡	0.02%†
Net investment income	2.67%†
Portfolio turnover rate	5%

(a)

For the period from October 15, 2002 (commencement of class operations), to May 31, 2003.

†

Annualized

‡

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments
May 31, 2003

	Shares	Value

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.5%
American Axle & Manufacturing Holdings, Inc. *	3,146	$78,650
Arvinmeritor, Inc.	7,509	133,585
Autoliv, Inc.	11,682	300,461
Borg-Warner Automotive, Inc.	3,163	183,833
Cooper Tire & Rubber Co.	7,654	121,622
Dana Corp.	17,711	157,805
Delphi Automotive Systems Corp.	66,823	589,379
Goodyear Tire & Rubber Co.	18,223	118,814
Johnson Controls, Inc.	10,563	879,370
Lear Corp. *	7,778	309,409
Visteon Corp.	15,591	95,885

		2,968,813

Automobiles 0.9%
Ford Motor Co.	216,091	2,268,956
General Motors Corp.	66,859	2,362,128

		4,631,084

Distributors 0.1%
Genuine Parts Co.	20,771	682,743

Hotels, Restaurants & Leisure 1.1%
Brinker International, Inc. *	946	32,949
CBRL Group, Inc.	4,992	180,111
Extended Stay America, Inc. *	6,666	81,992
GTECH Holdings Corp. *	2,355	82,755
Harrah’s Entertainment, Inc. *	707	28,344
Hilton Hotels Corp.	31,546	437,228
International Speedway Corp., Class A	1,660	62,034
Mandalay Resort Group *	4,332	130,610
Marriott International, Inc., Class A	10,698	418,292
McDonald’s Corp.	151,629	2,840,011
MGM Mirage *	7,657	216,310
Outback Steakhouse, Inc.	3,435	126,923
Park Place Entertainment Corp. *	32,376	246,705
Six Flags, Inc. *	10,282	77,423
Starwood Hotels & Resorts, Class B	13,286	385,028
Wendy’s International, Inc.	5,570	167,713
Yum! Brands, Inc. *	7,103	198,600

		5,713,028

Household Durables 1.1%
American Greetings Corp., Class A *	7,841	139,021
Black & Decker Corp.	489	21,179
Centex Corp.	7,296	566,388
Clayton Homes, Inc.	10,921	136,403
D.R. Horton, Inc.	11,408	299,916
Ethan Allen Interiors, Inc.	1,725	61,462
Fortune Brands, Inc.	17,901	938,012
Furniture Brands International, Inc. *	2,054	53,979
KB Home	4,823	301,438

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Household Durables continued
La-Z-Boy Chair Co.	5,230	$114,589
Leggett & Platt, Inc.	16,030	353,782
Lennar Corp.	6,535	438,172
Newell Rubbermaid, Inc.	30,199	860,671
Pulte Homes, Inc.	5,856	384,095
Ryland Group, Inc.	3,059	199,141
Snap-on, Inc.	6,934	210,863
Stanley Works	2,908	81,308
Toll Brothers, Inc. *	5,369	155,862
Whirlpool Corp.	7,654	435,513

		5,751,794

Internet & Catalog Retail 0.0%
USA Interactive, Inc. *	4,824	185,483

Leisure Equipment & Products 0.3%
Brunswick Corp.	10,733	235,589
Callaway Golf Co.	6,154	88,310
Eastman Kodak Co.	34,777	1,065,567
Hasbro, Inc.	16,761	268,344
Mattel, Inc.	4,368	93,956

		1,751,766

Media 6.5%
AOL Time Warner, Inc. *	269,610	4,103,464
Belo Corp.	10,490	245,466
Cablevision Systems Corp., Class A *	16,167	312,993
Charter Communications, Inc. *	15,030	45,090
Clear Channel Communications, Inc. *	30,440	1,238,908
Comcast Corp., Class A *	244,231	7,353,796
Cox Communications, Inc., Class A *	23,397	724,839
Cox Radio, Inc., Class A *	1,444	32,909
Cumulus Media, Inc., Class A *	1,815	32,833
Dow Jones & Co., Inc.	2,001	91,146
E.W. Scripps Co., Class A	333	29,327
Emmis Communications Corp., Class A *	3,973	84,148
Entercom Communications Corp. *	408	19,808
Entravision Common Corp. *	5,181	52,069
Fox Entertainment Group, Inc., Class A *	9,055	254,536
Gannett Co., Inc.	31,782	2,510,778
Gemstar TV Guide International, Inc. *	13,403	61,922
General Motors Corp., Class H *	54,711	667,474
Getty Images, Inc. *	594	23,998
Harte-Hanks, Inc.	1,876	34,312
Hearst-Argyle Television, Inc. *	2,006	49,849
Hispanic Broadcasting Corp. *	2,358	59,162
Interactive Data Corp. *	4,114	66,482
Knight-Ridder, Inc.	9,930	699,469
Lamar Advertising Co., Class A *	2,817	99,328
Lee Enterprises, Inc.	5,269	198,431
Liberty Media Corp., Class A *	309,293	3,618,728
LIN TV Corp., Class A *	816	19,013
McClatchy Co., Class A	2,187	131,395
McGraw-Hill Companies, Inc.	3,543	223,953

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Media continued
Media General, Inc., Class A	1,509	$88,790
Meredith Corp.	4,239	186,389
Metro Goldwyn Mayer, Inc. *	2,777	34,657
New York Times Co., Class A	4,988	238,925
PanAmSat Corp. *	1,733	32,598
Radio One, Inc., Class D *	4,110	68,637
Reader’s Digest Association, Inc., Class A	8,318	107,801
Regal Entertainment Group, Class A	1,140	25,342
Scholastic Corp. *	1,760	54,842
Tribune Co.	23,147	1,154,572
Unitedglobalcom, Class A *	8,094	37,313
Viacom, Inc., Class B *	111,318	5,067,195
Walt Disney Co.	243,104	4,776,994
Washington Post Co., Class B	456	330,372

		35,290,053

Multi-line Retail 0.7%
Big Lots, Inc. *	6,206	84,464
Dillards, Inc., Class A	8,312	111,048
Federated Department Stores, Inc.	22,673	736,872
J.C. Penney Co., Inc.	31,898	552,473
May Department Stores Co.	34,306	744,097
Neiman Marcus Group, Class A *	4,305	149,384
Nordstrom, Inc.	11,281	210,391
Saks, Inc. *	14,392	134,997
Sears, Roebuck & Co.	33,694	1,010,146

		3,733,872

Specialty Retail 0.5%
American Eagle Outfitters, Inc. *	686	11,655
AutoNation, Inc. *	21,356	297,275
Barnes & Noble, Inc. *	3,787	90,131
Blockbuster, Inc., Class A	2,112	35,693
Borders Group, Inc. *	8,710	143,279
Carmax, Inc. *	4,087	95,023
Circuit City Stores, Inc.	21,870	157,245
Foot Locker, Inc.	10,374	139,530
Gamestop Corp., Class A *	717	8,984
Limited, Inc.	31,015	473,289
O’Reilly Automotive, Inc. *	646	19,722
Office Depot, Inc. *	36,757	492,544
Pier 1 Imports, Inc.	7,536	151,549
Rent-A-Center, Inc. *	242	16,078
Sherwin-Williams Co.	15,465	423,432
Sonic Automotive, Inc. *	1,118	20,862
Talbots, Inc.	268	7,756
Toys ‘R’ Us, Inc. *	23,204	270,095
Zale Corp. *	2,763	100,435

		2,954,577

Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co. *	80	3,970
Jones Apparel Group, Inc. *	13,133	385,585
Liz Claiborne, Inc.	12,714	430,877

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Textiles, Apparel & Luxury Goods continued
Nike, Inc., Class B	2,323	$130,065
Polo Ralph Lauren Corp., Class A *	3,656	96,774
Reebok International, Ltd. *	5,893	186,808
V.F. Corp.	10,107	384,774

		1,618,853

CONSUMER STAPLES 6.4%
Beverages 0.7%
Adolph Coors Co., Class B	3,302	181,874
Anheuser-Busch Companies, Inc.	34,793	1,831,156
Coca-Cola Co.	36,042	1,642,434
Coca-Cola Enterprises, Inc.	1,751	32,831
Constellation Brands, Inc., Class A *	5,158	142,206
PepsiAmericas, Inc.	9,371	121,823

		3,952,324

Food & Staples Retailing 0.9%
Albertsons, Inc.	42,079	878,189
Costco Wholesale Corp. *	26,630	986,641
CVS Corp.	46,721	1,219,418
Kroger Co. *	21,972	352,651
Performance Food Group Co. *	1,390	50,318
Rite Aid Corp. *	28,993	106,694
Safeway, Inc. *	31,339	590,427
SuperValu, Inc.	15,928	316,171
Winn-Dixie Stores, Inc.	7,708	108,991

		4,609,500

Food Products 1.6%
Archer-Daniels Midland Co.	68,037	814,403
Campbell Soup Co.	26,818	669,109
ConAgra, Inc.	64,040	1,554,251
Dean Foods Co. *	10,729	490,852
General Mills, Inc.	12,577	588,352
H.J. Heinz Co.	21,508	711,270
Hershey Foods Corp.	5,706	405,697
Hormel Foods Corp.	8,901	209,173
Kellogg Co.	14,150	498,080
Kraft Foods, Inc., Class A	24,693	800,053
Lancaster Colony Corp.	3,364	130,153
McCormick & Co., Inc.	7,849	211,138
Sara Lee Corp.	46,759	851,949
Smithfield Foods, Inc. *	13,195	276,963
Tyson Foods, Inc., Class A	26,798	254,581
W.M. Wrigley Junior Co.	6,161	348,096

		8,814,120

Household Products 1.6%
Church & Dwight, Inc.	1,760	55,950
Clorox Co.	9,581	427,888
Colgate-Palmolive Co.	7,565	451,025
Dial Corp.	5,427	108,540
Energizer Holdings, Inc. *	9,489	301,560
Kimberly-Clark Corp.	30,679	1,593,161

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Household Products continued
Procter & Gamble Co.	63,053	$5,789,527

		8,727,651

Personal Products 0.7%
Alberto Culver Co., Class B	3,943	201,487
Avon Products, Inc.	28,186	1,717,655
Estee Lauder Companies, Inc., Class A	3,415	113,788
Gillette Co.	51,650	1,735,956

		3,768,886

Tobacco 0.9%
Altria Group, Inc.	98,959	4,087,007
Loews Corp. - Carolina Group	3,107	78,172
R.J. Reynolds Tobacco Holdings, Inc.	10,113	344,752
UST, Inc.	10,067	355,466

		4,865,397

ENERGY 10.2%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.	2,493	82,394
Cooper Cameron Corp. *	384	20,963
Diamond Offshore Drilling, Inc.	2,338	53,166
ENSCO International, Inc.	3,173	95,190
FMC Technologies, Inc. *	6,001	134,002
Halliburton Co.	25,965	619,784
Helmerich & Payne, Inc.	5,948	183,674
National Oilwell, Inc. *	3,552	86,385
Noble Energy, Inc.	2,943	107,213
Patterson UTI Energy, Inc. *	427	15,624
Pride International, Inc. *	6,601	125,617
Rowan Co., Inc. *	4,724	113,093
Tidewater, Inc.	3,086	101,900
Varco International, Inc. *	3,549	76,836

		1,815,841

Oil & Gas 9.9%
Amerada Hess Corp.	4,189	205,261
Anadarko Petroleum Corp.	16,014	789,170
Apache Corp.	19,056	1,256,172
Ashland, Inc.	8,271	268,477
Burlington Resources, Inc.	18,871	1,005,636
ChevronTexaco Corp.	127,249	9,027,044
Cimarex Energy Co. *	2,478	53,896
ConocoPhillips	80,573	4,348,525
Devon Energy Corp.	19,765	1,027,780
EOG Resources, Inc.	13,833	596,202
Exxon Mobil Corp.	808,465	29,428,126
Forest Oil Corp. *	1,819	44,438
Kerr-McGee Corp.	11,951	568,629
Marathon Oil Corp.	36,919	949,926
Murphy Oil Corp.	2,010	99,374
Newfield Exploration Co. *	2,528	94,699
Occidental Petroleum Corp.	44,695	1,508,009
Pioneer Natural Resources Co. *	11,477	306,895

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Oil & Gas continued
Pogo Producing Co.	5,868	$251,150
Premcor, Inc. *	2,835	61,661
Sunoco, Inc.	7,992	294,425
Unocal Corp.	30,701	923,793
Valero Energy Corp.	12,042	451,575
XTO Energy, Inc.	18,685	400,980

		53,961,843

FINANCIALS 33.7%
Capital Markets 5.4%
A.G. Edwards, Inc.	9,610	316,169
Affiliated Managers Group, Inc. *	485	26,675
Allied Capital Corp.	2,616	61,084
Bank of New York Co., Inc.	56,663	1,639,827
Bear Stearns Companies, Inc.	11,248	869,133
E*Trade Group, Inc. *	17,924	137,119
Franklin Resources, Inc.	20,293	758,349
Goldman Sachs Group, Inc.	28,755	2,343,532
J.P. Morgan Chase & Co.	237,339	7,798,960
Janus Capital Group, Inc.	25,225	392,249
Labranche & Co., Inc.	4,972	103,169
Legg Mason, Inc.	3,271	211,339
Lehman Brothers Holdings, Inc.	29,091	2,083,788
Mellon Financial Corp.	27,075	735,628
Merrill Lynch & Co., Inc.	110,083	4,766,594
Morgan Stanley	131,320	6,007,890
Neuberger-Berman, Inc.	453	15,076
Northern Trust Corp.	11,892	453,799
Raymond James Financial, Inc.	4,636	141,444
State Street Corp.	12,523	479,756
T. Rowe Price Group, Inc.	8,397	308,338

		29,649,918

Commercial Banks 13.0%
AmSouth Bancorp	43,109	962,193
Associated Banc Corp.	9,061	338,881
BancorpSouth, Inc.	9,679	213,422
Bank of America Corp.	183,499	13,615,626
Bank of Hawaii Corp.	7,511	262,284
Bank One Corp.	140,040	5,231,894
BankNorth Group, Inc.	19,066	488,471
BB&T Corp.	57,128	1,953,206
BOK Financial Corp. *	1,741	62,961
Charter One Financial, Inc.	27,582	840,148
Citizens Banking Corp.	5,351	141,802
City National Corp.	4,772	214,740
Colonial BancGroup, Inc.	14,325	193,531
Comerica, Inc.	21,306	985,829
Commerce Bancshares, Inc.	7,337	296,928
Compass Bancshares, Inc.	15,212	560,562
Cullen/Frost Bankers, Inc.	6,104	207,963
First Midwest Bancorp, Inc.	5,777	167,995
First Tennessee National Corp.	15,114	706,731

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Commercial Banks continued
First Virginia Banks, Inc.	8,557	$367,951
FirstMerit Corp.	10,130	231,876
FleetBoston Financial Corp.	124,808	3,690,573
FNB Corp.	5,475	165,007
Fulton Financial Corp.	12,913	265,877
Greater Bay Bancorp	4,514	90,731
Hibernia Corp., Class A	19,084	368,512
Hudson United Bancorp	3,854	136,277
Huntington Bancshares, Inc.	27,763	569,419
KeyCorp	50,777	1,340,513
M&T Bank Corp.	12,068	1,074,655
Marshall & Ilsley Corp.	26,603	798,090
Mercantile Bankshares Corp.	8,333	337,653
National City Corp.	72,587	2,454,892
National Commerce Financial Corp.	24,594	560,251
North Fork Bancorp, Inc.	14,611	483,186
Old National Bancorp	7,660	181,006
Park National Corp.	1,440	160,560
PNC Financial Services Group	33,757	1,662,532
Popular, Inc.	16,279	642,874
Provident Financial Group, Inc.	2,511	64,231
Regions Financial Corp.	27,340	957,994
Silicon Valley Bancshares *	4,221	106,411
Sky Financial Group, Inc.	8,913	189,669
SouthTrust Corp.	41,330	1,187,411
SunTrust Banks, Inc.	29,685	1,760,321
TCF Financial Corp.	3,654	145,027
Trustmark Corp.	5,188	136,237
U.S. Bancorp	227,889	5,400,969
Union Planters Corp.	24,161	777,501
UnionBancal Corp.	6,058	255,951
Valley National Bancorp	11,881	320,780
Wachovia Corp.[o]	163,150	6,555,367
Wells Fargo & Co.	185,775	8,972,932
Westamerica Bancorp	3,057	135,823
Whitney Holding Corp.	4,745	161,283
Wilmington Trust Corp.	7,824	226,896
Zions Bancorp	10,939	558,108

		70,940,513

Consumer Finance 0.5%
American Express Co.	52,873	2,202,689
AmeriCredit Corp.	4,064	38,202
Providian Financial Corp. *	18,981	171,588
Student Loan Corp.	476	56,692

		2,469,171

Diversified Financial Services 4.1%
Citigroup, Inc.	508,266	20,849,071
GATX Corp.	4,943	83,982
Instinet Group, Inc. *	6,555	25,892
Leucadia National Corp.	4,627	176,474
Principal Financial Group	34,336	1,090,511

		22,225,930

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Insurance 6.3%
21st Century Insurance Group	3,807	$53,831
AFLAC, Inc.	31,929	1,050,783
Allmerica Financial Corp. *	6,318	110,628
Allstate Corp.	84,567	3,043,566
AMBAC Financial Group, Inc.	9,342	623,205
American Financial Group, Inc.	3,595	79,485
American International Group, Inc.	154,044	8,916,067
American National Insurance Co.	1,227	105,080
Amerus Group Co.	4,821	129,733
AON Corp.	32,372	830,666
Chubb Corp.	19,292	1,235,267
Cincinnati Financial Corp.	16,422	609,585
CNA Financial Corp. *	2,985	72,476
Erie Indemnity Co., Class A	3,046	122,114
Fidelity National Financial, Inc.	14,246	442,631
First American Financial Corp.	9,050	245,074
Hartford Financial Services Group, Inc.	29,495	1,375,647
HCC Insurance Holdings, Inc.	6,332	181,412
Jefferson Pilot Corp.	17,906	755,454
John Hancock Financial Services, Inc.	35,102	1,061,835
Lincoln National Corp.	21,105	734,454
Loews Corp.	15,976	768,446
Markel Corp. *	924	233,079
Marsh & McLennan Co.	3,590	179,967
MBIA, Inc.	17,608	881,280
Mercury General Corp.	3,080	145,930
MetLife, Inc.	35,403	990,222
MONY Group, Inc.	5,367	142,816
Nationwide Financial Services, Inc., Class A	2,896	93,425
Old Republic International Corp.	14,232	488,727
Phoenix Companies, Inc.	11,250	94,612
Progressive Corp.	9,360	673,920
Protective Life Corp.	8,184	225,715
Prudential Financial, Inc.	66,365	2,224,555
Reinsurance Group America, Inc.	2,039	62,964
SAFECO Corp.	16,312	589,516
St. Paul Companies, Inc.	26,698	976,613
Stancorp Financial Group, Inc.	3,536	191,121
Torchmark Corp.	14,474	558,986
Transatlantic Holdings, Inc.	2,505	173,246
Travelers Property Casualty Corp., Class B	113,008	1,827,339
Unitrin, Inc.	5,517	144,435
UnumProvident Corp.	28,958	373,558
W.R. Berkley Corp.	4,875	240,094

		34,059,559

Real Estate 2.3%
AMB Property Corp. REIT	9,978	273,497
Annaly Mortgage Management, Inc. REIT	11,071	216,659
Apartment Investment & Management Co., Class A REIT	9,737	343,035
Archstone Smith Trust REIT	20,980	498,485

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Real Estate continued
Arden Realty Group, Inc. REIT	6,896	$178,262
Avalonbay Communities, Inc. REIT	7,123	298,667
Boston Properties, Inc. REIT	8,324	348,942
BRE Properties, Inc. REIT	5,474	176,372
Camden Property Trust REIT	4,289	149,000
CarrAmerica Realty Corp. REIT	6,316	175,459
Catellus Development Corp. *	2,167	48,107
Centerpoint Properties Trust REIT	2,742	163,012
Cousins Properties, Inc. REIT	4,304	116,251
Crescent Real Estate Equities, Inc. REIT	9,145	148,606
Developers Diversified Realty REIT	8,659	244,444
Duke Weeks Realty Corp. REIT	16,009	454,335
Equity Office Properties Trust REIT	49,689	1,337,131
Equity Residential Properties Trust REIT	32,732	866,743
First Industrial Realty Trust, Inc. REIT	4,694	141,477
Forest City Enterprises, Inc.	2,637	106,139
General Growth Properties, Inc. REIT	7,410	434,597
Health Care Property Investors, Inc. REIT	6,820	267,412
Highwoods Properties, Inc. REIT	6,306	134,759
Hospitality Properties Trust REIT	7,455	235,503
Host Marriott Corp. REIT*	28,023	252,207
iStar Financial, Inc. REIT	5,977	197,241
Kimco Realty Corp. REIT	10,927	408,670
Liberty Property Trust REIT	8,918	296,702
Mack-Cali Realty Corp. REIT	5,104	175,424
New Plan Excel Realty Trust, Inc. REIT	11,297	235,317
Plum Creek Timber Co., Inc. REIT	22,014	581,170
ProLogis Trust REIT	19,136	514,567
Public Storage, Inc. REIT	11,834	404,368
Reckson Association Realty Corp. REIT	6,366	128,912
Regency Centers Corp. REIT	2,841	96,537
Rouse Co. REIT	7,503	278,511
Simon Property Group, Inc. REIT	16,731	629,420
Trizec Properties, Inc.	10,719	117,159
United Dominion Realty Trust, Inc. REIT	12,791	218,726
Vornado Realty Trust REIT	8,570	361,654
Weingarten Realty Investors REIT	5,440	224,835

		12,478,314

Thrifts & Mortgage Finance 2.1%
Astoria Financial Corp.	9,282	245,509
Capitol Federal Financial	2,669	80,417
Countrywide Financial Corp.	12,346	909,283
Doral Financial Corp.	1,754	74,159
Downey Financial Corp.	2,549	111,901
Freddie Mac	5,790	346,300
Golden West Financial Corp.	14,953	1,163,194
Greenpoint Financial Corp.	9,591	486,168
Hudson City Bancorp, Inc.	8,875	225,070
Independence Community Bank Corp.	6,171	174,639
IndyMac Bancorp, Inc.	6,825	175,403
MGIC Investment Corp.	10,152	548,411
New York Community Bancorp, Inc.	11,407	315,965

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Thrifts & Mortgage Finance continued
Peoples Bank	2,950	$83,220
PMI Group, Inc.	10,743	329,380
Radian Group, Inc.	10,709	431,251
Roslyn Bancorp, Inc.	8,166	157,685
Sovereign Bancorp, Inc.	31,045	506,654
Washington Federal, Inc.	8,329	195,648
Washington Mutual, Inc.	116,138	4,736,108
Webster Financial Corp.	5,481	207,456

		11,503,821

HEALTH CARE 3.7%
Biotechnology 0.2%
Genentech, Inc. *	2,499	156,462
Genzyme Corp. *	3,288	156,147
Human Genome Sciences, Inc. *	7,180	105,187
ICOS Corp. *	6,180	196,030
Invitrogen Corp. *	3,350	130,717
Millennium Pharmaceuticals, Inc. *	14,516	225,724
Ribapharm, Inc. *	625	3,175
Vertex Pharmaceuticals, Inc. *	8,577	124,624

		1,098,066

Health Care Equipment & Supplies 0.4%
Advanced Medical Optics, Inc. *	793	11,935
Apogent Technology, Inc. *	5,563	106,142
Applera Corp.	1,519	29,575
Bausch & Lomb, Inc.	5,951	225,781
Becton Dickinson & Co.	26,391	1,055,640
C.R. Bard, Inc.	6,270	439,840
Edwards Lifesciences Corp. *	2,158	65,431
Hillenbrand Industries, Inc.	6,154	314,777
Steris Corp. *	422	9,516

		2,258,637

Health Care Providers & Services 0.7%
Aetna, Inc.	17,395	998,821
AmerisourceBergen Corp.	2,995	187,756
Anthem, Inc. *	3,157	231,566
CIGNA Corp.	15,416	864,838
Community Health Systems *	1,728	35,994
Coventry Health Care, Inc. *	2,366	103,300
HealthNet, Inc., Class A *	9,811	296,979
Henry Schein, Inc.	1,605	78,902
Humana, Inc. *	19,165	248,953
Manor Care, Inc. *	6,602	156,401
McKesson Corp.	4,997	151,509
Omnicare, Inc.	4,337	117,750
Orthodontic Centers of America, Inc. *	321	2,552
Quintiles Transnational Corp. *	7,075	100,111
Renal Care Group, Inc. *	1,495	50,800
Triad Hospitals, Inc. *	4,132	106,895
WebMD Corp. *	17,033	169,308

		3,902,435

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	145,250	$3,718,400
Eli Lilly & Co.	11,714	700,146
ICN Pharmaceuticals, Inc.	7,261	108,915
Medicis Pharmaceutical Corp., Class A *	745	41,720
Merck & Co., Inc.	113,680	6,318,334
Mylan Laboratories, Inc.	1,485	42,887
Schering-Plough Corp.	104,863	1,934,722
Sicor, Inc. *	947	20,020
Watson Pharmaceuticals, Inc. *	7,570	280,241

		13,165,385

INDUSTRIALS 8.3%
Aerospace & Defense 2.3%
B.F. Goodrich Corp.	12,953	236,651
Boeing Co.	34,480	1,057,502
General Dynamics Corp.	16,471	1,100,592
Honeywell International, Inc.	88,888	2,328,865
Lockheed Martin Corp.	34,872	1,618,758
Northrop Grumman Corp.	18,346	1,613,531
Precision Castparts Corp.	6,184	180,882
Raytheon Co.	47,469	1,520,907
Rockwell Collins, Inc.	19,657	451,718
United Technologies Corp.	35,568	2,427,516

		12,536,922

Air Freight & Logistics 0.5%
CNF Transportation, Inc.	5,342	160,741
FedEx Corp.	35,565	2,275,448
Ryder Systems, Inc.	6,798	180,555

		2,616,744

Airlines 0.2%
AMR Corp. *	18,492	117,239
Continental Airlines, Inc., Class B *	7,589	83,631
Delta Air Lines, Inc.	14,690	196,258
JetBlue Airways Corp. *	767	25,925
Northwest Airlines Corp., Class A *	6,410	57,241
Skywest, Inc.	2,305	31,532
Southwest Airlines Co.	45,995	739,140

		1,250,966

Building Products 0.2%
American Standard Companies, Inc. *	1,103	81,611
Masco Corp.	31,246	768,652
York International Corp.	4,696	121,579

		971,842

Commercial Services & Supplies 1.1%
Allied Waste Industries, Inc. *	2,645	26,133
Avery Dennison Corp.	3,255	180,587
Brinks Co.	6,467	102,373
Cendant Corp. *	122,797	2,062,990
Dun & Bradstreet Corp. *	1,786	69,386

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Commercial Services & Supplies continued
Equifax, Inc.	1,311	$33,195
Hon Industries, Inc.	6,278	184,196
Manpower, Inc.	3,008	104,618
Monster Worldwide, Inc. *	3,420	67,921
Pitney Bowes, Inc.	11,330	435,185
R.R. Donnelley & Sons Co.	10,566	263,622
Republic Services, Inc., Class A *	18,366	439,131
ServiceMaster Co.	35,980	382,467
Steelcase, Inc.	3,587	37,161
United Rentals, Inc. *	4,942	63,159
Valassis Communications, Inc. *	6,034	161,711
Viad Corp.	1,906	38,616
Waste Management, Inc.	55,455	1,412,439
Wesco Financial Corp.	168	50,904
West Corp. *	114	2,839

		6,118,633

Construction & Engineering 0.1%
Fluor Corp.	8,085	286,937
Jacobs Engineering Group, Inc. *	1,561	60,941
Shaw Group, Inc. *	1,850	22,570

		370,448

Electrical Equipment 0.7%
American Power Conversion Corp. *	16,934	262,646
Emerson Electric Co.	50,185	2,624,676
Hubbell, Inc., Class B	5,827	196,137
Rockwell Automation, Inc.	19,468	460,418

		3,543,877

Industrial Conglomerates 0.5%
3M Co.	12,856	1,625,898
Alleghany Corp. *	672	119,112
Allete, Inc.	9,070	228,564
Teleflex, Inc.	3,020	130,253
Textron, Inc.	14,092	491,106

		2,594,933

Machinery 1.7%
AGCO Corp. *	4,231	75,650
Caterpillar, Inc.	40,994	2,137,837
Crane Co.	6,055	126,429
Cummins, Inc.	4,116	141,097
Deere & Co.	28,347	1,237,914
Donaldson Co., Inc.	1,498	62,841
Dover Corp.	24,171	732,623
Eaton Corp.	8,368	702,326
Flowserve Corp. *	762	13,830
Harsco Corp.	4,779	169,081
Illinois Tool Works, Inc.	13,773	854,615
ITT Industries, Inc.	9,876	618,830
Navistar International Corp. *	7,360	226,835
Paccar, Inc.	12,978	860,052
Pall Corp.	12,734	276,583

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Machinery continued
Parker-Hannifin Corp.	14,031	$567,273
Pentair, Inc.	5,862	227,797
SPX Corp. *	5,510	212,300
Timken Co.	8,192	134,185

		9,378,098

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	45,659	1,347,397
CSX Corp.	25,315	829,066
Norfolk Southern Corp.	46,263	1,014,085
Swift Transportation Co., Inc. *	3,221	66,160
Union Pacific Corp.	30,022	1,831,042

		5,087,750

Trading Companies & Distributors 0.1%
MSC Industrial Direct Co., Inc., Class A *	1,089	20,680
W.W. Grainger, Inc.	9,286	433,656

		454,336

INFORMATION TECHNOLOGY 6.2%
Communications Equipment 0.9%
3Com Corp. *	42,501	208,255
Adaptec, Inc. *	6,336	50,688
ADC Telecommunications, Inc. *	56,143	151,025
Advanced Fibre Communications, Inc. *	4,701	88,661
Andrew Corp. *	11,692	116,218
Avaya, Inc. *	37,500	248,250
CIENA Corp. *	25,398	146,038
Comverse Technology, Inc. *	11,136	169,379
Corning, Inc. *	77,457	566,211
Emulex Corp. *	1,995	49,276
Harris Corp.	3,430	103,895
JDS Uniphase Corp. *	72,004	278,655
Juniper Networks, Inc. *	4,707	65,333
Lucent Technologies, Inc.	466,238	1,030,386
Motorola, Inc.	92,578	788,765
Polycom, Inc. *	2,911	37,028
Scientific Atlanta, Inc.	18,670	367,612
Tellabs, Inc. *	26,939	213,896

		4,679,571

Computers & Peripherals 3.6%
Apple Computer, Inc. *	42,402	761,964
Diebold, Inc.	8,580	342,599
EMC Corp. *	116,619	1,261,818
Gateway, Inc. *	21,091	70,444
Hewlett-Packard Co.	322,456	6,287,892
International Business Machines Corp.	109,585	9,647,864
NCR Corp. *	9,861	247,215
Storage Technology Corp. *	10,315	278,505
Sun Microsystems, Inc. *	199,295	862,947

		19,761,248

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc. *	29,051	$526,695
Arrow Electronics, Inc. *	9,109	155,126
Avnet, Inc. *	13,454	182,974
AVX Corp.	6,303	75,951
Ingram Micro, Inc., Class A *	7,042	77,603
Jabil Circuit, Inc. *	1,629	34,193
Kemet Corp. *	10,234	103,363
Molex, Inc.	2,384	65,226
PerkinElmer, Inc.	7,990	102,192
Sanmina Corp. *	28,926	165,457
Solectron Corp. *	49,049	196,196
Symbol Technologies, Inc.	13,667	183,138
Tech Data Corp. *	4,113	102,331
Tektronix, Inc. *	7,608	160,377
Thermo Electron Corp. *	13,831	291,834
Vishay Intertechnology, Inc. *	14,731	212,716

		2,635,372

Internet Software & Services 0.0%
RealNetworks, Inc. *	1,738	13,817
VeriSign, Inc. *	13,202	197,766

		211,583

IT Services 0.3%
Acxiom Corp. *	2,661	39,888
Alliance Data Systems Corp. *	1,669	40,941
Ceridian Corp. *	3,766	64,964
CheckFree Corp. *	3,711	90,845
Computer Sciences Corp. *	19,146	760,096
Electronic Data Systems Corp.	8,965	180,645
Global Payments, Inc.	258	8,772
Iron Mountain, Inc. *	2,539	100,290
Perot Systems Corp., Class A *	445	4,721
Titan Corp. *	924	8,030
Unisys Corp. *	31,844	359,519

		1,658,711

Office Electronics 0.2%
IKON Office Solutions, Inc.	17,161	150,674
Xerox Corp. *	85,828	938,100
Zebra Technologies Corp., Class A *	248	18,101

		1,106,875

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	28,005	203,876
Agere Systems, Inc., Class B *	87,542	204,848
Amkor Technology, Inc. *	3,827	42,594
Applied Micro Circuits Corp. *	17,843	89,572
Atmel Corp. *	14,354	43,493
Broadcom Corp., Class A *	11,041	270,284
Conexant Systems, Inc.	15,407	59,471
Cypress Semiconductor Corp. *	3,350	37,017
Fairchild Semiconductor International, Class A *	737	10,303
Integrated Device Technology, Inc. *	6,046	73,157

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Semiconductors & Semiconductor Equipment continued
International Rectifier Corp. *	992	$25,971
Intersil Holding Corp., Class A *	5,087	124,326
LSI Logic Corp. *	22,050	141,120
Micron Technology, Inc. *	32,033	362,614
MKS Instruments, Inc. *	186	3,627
National Semiconductor Corp. *	3,375	84,240
Novellus Systems, Inc. *	1,903	65,939
Teradyne, Inc. *	4,709	80,759

		1,923,211

Software 0.3%
Advent Software, Inc. *	233	3,502
Autodesk, Inc.	9,913	147,803
BMC Software, Inc. *	12,966	219,903
Citrix Systems, Inc. *	2,528	55,186
Computer Associates International, Inc.	47,652	1,032,619
Compuware Corp. *	22,115	134,238
Macromedia, Inc. *	1,535	30,946
Sybase, Inc. *	5,860	74,129
Veritas Software Corp. *	6,975	193,556

		1,891,882

MATERIALS 5.0%
Chemicals 2.9%
Air Products & Chemicals, Inc.	27,084	1,180,592
Albemarle Corp.	3,269	87,511
Cabot Corp.	6,426	188,796
Dow Chemical Co.	108,201	3,440,792
E.I. du Pont de Nemours & Co.	118,396	4,989,207
Eastman Chemical Co.	9,213	301,173
Engelhard Corp.	15,446	388,467
Hercules, Inc. *	9,674	96,256
IMC Global, Inc.	12,905	112,790
International Flavors & Fragrances, Inc.	4,734	148,600
Lubrizol Corp.	6,122	195,292
Lyondell Chemical Co.	15,002	216,029
Monsanto Co.	31,109	623,735
OM Group, Inc.	2,980	43,121
PPG Industries, Inc.	20,119	978,387
Praxair, Inc.	19,473	1,168,185
Rohm & Haas Co.	18,671	605,501
RPM, Inc.	13,655	169,732
Scotts Co., Class A *	1,699	84,100
Sigma-Aldrich Corp.	7,145	373,755
Valspar Corp.	4,094	178,457

		15,570,478

Construction Materials 0.1%
Lafarge North America, Inc.	3,765	118,523
Martin Marietta Materials, Inc.	5,791	198,110
Vulcan Materials Co.	10,694	391,828

		708,461

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Containers & Packaging 0.4%
AptarGroup, Inc.	4,283	$149,905
Ball Corp.	5,321	263,496
Bemis Co., Inc.	5,989	274,176
Owens Illinois, Inc. *	13,250	151,712
Packaging Corp. of America *	7,048	126,864
Pactiv Corp. *	18,851	368,537
Sealed Air Corp. *	940	41,257
Smurfit-Stone Container Corp. *	20,561	304,714
Sonoco Products Co.	11,490	258,180
Temple-Inland, Inc.	5,615	261,884

		2,200,725

Metals & Mining 0.6%
AK Steel Holding Corp. *	11,374	33,667
Alcoa, Inc.	85,989	2,116,189
Allegheny Technologies, Inc.	9,606	63,208
Newmont Mining Corp.	4,014	119,055
Nucor Corp.	9,302	443,147
Peabody Energy Corp.	2,702	88,761
Phelps Dodge Corp. *	9,931	361,985
United States Steel Corp.	11,897	187,378

		3,413,390

Paper & Forest Products 1.0%
Boise Cascade Corp.	6,029	148,132
Bowater, Inc.	6,228	244,075
Georgia-Pacific Corp.	29,809	515,696
International Paper Co.	57,565	2,110,909
MeadWestvaco Corp.	23,820	596,453
Rayonier, Inc.	3,304	170,585
Weyerhaeuser Co.	26,041	1,311,946

		5,097,796

TELECOMMUNICATION SERVICES 6.6%
Diversified Telecommunication Services 6.3%
ALLTEL Corp.	37,066	1,774,720
AT&T Corp.	90,929	1,772,206
BellSouth Corp.	223,448	5,923,606
Centurytel, Inc.	16,850	567,340
Citizens Communications Co. *	17,972	221,415
IDT Corp. *	5,922	95,048
Qwest Communications International, Inc. *	80,960	363,510
SBC Communications, Inc.	398,172	10,137,459
Sprint Corp.	106,223	1,440,384
Verizon Communications, Inc.	324,603	12,286,224

		34,581,912

Wireless Telecommunications Services 0.3%
AT&T Wireless Services, Inc. *	133,396	1,036,487
Telephone & Data Systems, Inc.	6,221	303,274
United States Cellular Corp., *	2,011	52,789

		1,392,550

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

UTILITIES 6.5%
Electric Utilities 4.9%
Allegheny Energy, Inc.	14,961	$130,011
Alliant Corp.	10,763	215,045
Ameren Corp.	19,154	871,507
American Electric Power Co., Inc.	47,085	1,367,348
Centerpoint Energy, Inc.	32,025	305,839
Cinergy Corp.	20,922	793,781
CMS Energy Corp.	16,146	127,876
Consolidated Edison, Inc.	25,341	1,089,410
Constellation Energy Group, Inc.	19,553	648,182
Dominion Resources, Inc.	36,421	2,294,523
DPL, Inc.	15,080	246,558
DTE Energy Co.	19,210	832,369
Edison International *	38,839	632,299
Entergy Corp.	26,574	1,373,610
Exelon Corp.	38,385	2,199,460
FirstEnergy Corp.	33,032	1,215,908
FPL Group, Inc.	20,973	1,394,075
Great Plains Energy, Inc.	8,141	234,461
Hawaiian Electric Industries, Inc.	4,309	197,352
Idacorp, Inc.	4,481	123,138
Northeast Utilities	15,444	249,575
NSTAR	6,322	294,795
Oge Energy Corp.	9,298	196,374
Pepco Holdings, Inc.	18,285	373,745
PG&E Corp. *	46,420	789,140
Pinnacle West Capital Corp.	9,871	373,716
PPL Corp.	19,308	780,816
Progress Energy, Inc.	28,274	1,330,292
Public Service Enterprise Group, Inc.	26,514	1,132,943
Puget Energy, Inc.	11,185	262,288
Southern Co.	83,831	2,639,000
TECO Energy, Inc.	20,647	266,966
Texas Genco Holdings, Inc.	1,345	28,043
TXU Corp.	37,864	766,367
Wisconsin Energy Corp.	13,742	382,715
Xcel Energy, Inc.	47,258	727,301

		26,886,828

Gas Utilities 0.5%
Keyspan Corp.	18,647	656,747
Kinder Morgan, Inc.	4,235	216,197
NICOR, Inc.	5,275	187,843
NiSource, Inc.	31,253	612,871
Peoples Energy Corp.	4,227	180,239
Sempra Energy	21,588	588,705

		2,442,602

Multi-Utilities & Unregulated Power 1.1%
AES Corp. *	31,202	247,120
Aquila, Inc.	23,161	64,156
Calpine Corp. *	29,412	152,942
Duke Energy Corp.	105,961	2,053,524

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
May 31, 2003

	Shares	Value

Multi-Utilities & Unregulated Power continued
Dynegy, Inc., Class A	32,175	$160,232
El Paso Corp.	69,719	606,555
Energy East Corp.	17,204	366,101
Equitable Resources, Inc.	7,551	304,003
MDU Resources Group, Inc.	8,445	271,845
Mirant Corp. *	40,300	139,438
National Fuel Gas Co.	8,539	218,342
Questar Corp.	9,141	295,071
Reliant Resources, Inc. *	34,531	231,358
Scana Corp.	13,191	444,141
Vectren Corp.	8,074	199,589
Williams Companies, Inc.	52,436	414,769

		6,169,186

Water Utilities 0.0%
Philadelphia Suburban Corp.	6,809	160,148

Total Common Stocks		536,966,455

EXCHANGE TRADED FUND 1.1%

iIShares Trust Russell 1000 Value Index Fund	120,650	6,077,140

SHORT-TERM INVESTMENTS 0.1%

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	234,204	234,204

Total Investments (cost $490,315,062) 99.8%		543,277,799
Other Assets and Liabilities 0.2%		1,149,658

Net Assets 100.0%		$544,427,457

*

Non-income producing security.

°

Investment in non-controlled affiliate which earned $130,968 which is included in dividend income.

Ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviation:

REIT Real Estate Investment Trust

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2003

Assets
Identified cost of securities	$490,315,062
Net unrealized gains on securities	52,962,737

Market value of securities	543,277,799
Dividends receivable	1,205,175
Receivable from investment advisor	5,440
Prepaid expenses and other assets	1,397

Total assets	544,489,811

Liabilities
Due to related parties	4,397
Accrued expenses and other liabilities	57,957

Total liabilities	62,354

Net assets	$544,427,457

Net assets represented by
Paid-in capital	$486,712,214
Undistributed net investment income	5,499,106
Accumulated net realized losses on securities	(746,600)
Net unrealized gains on securities	52,962,737

Total net assets	$544,427,457

Shares outstanding - Class I	48,888,623

Net asset value per share - Class I	$11.14

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
STATEMENT OF OPERATIONS
Year Ended May 31, 2003 (a)

Investment income
Dividends (net of withholding taxes of $710)	$7,507,254
Interest	13,772

Total investment income	7,521,026

Expenses
Advisory fee	896,292
Administrative services fee	280,615
Transfer agent fees	123
Trustees’ fees and expenses	4,432
Printing and postage expenses	8,469
Custodian fees	73,440
Registration and filing fees	38,419
Professional fees	18,899
Other	2,525

Total expenses	1,323,214
Less: Expense reductions	(1,020)
Fee waivers and expense reimbursements	(1,258,449)

Net expenses	63,745

Net investment income	7,457,281

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(737,424)
Net change in unrealized gains or losses on securities	52,962,737

Net realized and unrealized gains or losses on securities	52,225,313

Net increase in net assets resulting from operations	$59,682,594

(a)

For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
Year Ended May 31, 2003 (a)

Operations
Net investment income		$7,457,281
Net realized losses on securities		(737,424)
Net change in unrealized gains or losses on securities		52,962,737

Net increase in net assets resulting from operations		59,682,594

Distributions to shareholders from net investment income		(1,967,351)

Capital share transactions	Shares
Proceeds from shares sold	48,882,033	486,713,284
Net asset value of shares issued in reinvestment of distributions	194,593	1,967,351
Payment for shares redeemed	(188,003)	(1,968,421)

Net increase in net assets resulting from capital share transactions		486,712,214

Total increase in net assets		544,427,457
Net assets
Beginning of period		0

End of period		$544,427,457

Undistributed net investment income		$5,499,106

(a)

For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

See Notes to Financial Statements

Notes to Financial Statements

1.  ORGANIZATION

Evergreen Market Index Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.   Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.   Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c.   Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d.   Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e.   Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Notes to Financial Statements continued

3.   ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of May 31, 2003 were $913,745. During the period ended May 31, 2003, the investment advisor waived its fees and reimbursed expenses in the amount of $896,292 and $362,157, respectively, which represent, on an annualized basis, 0.32% and 0.13%, respectively, of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the period ended May 31, 2003, the Fund paid brokerage commissions of $3,473 to Wachovia Securities, Inc.

4.   SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $511,808,371 and $20,252,409, respectively, for the period ended May 31, 2003.

On May 31, 2003, the aggregate cost of securities for federal income tax purposes was $490,922,201. The gross unrealized appreciation and depreciation on securities based on tax cost was $58,425,934 and $6,070,336, respectively, with a net unrealized appreciation of $52,355,598.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post-October losses of $139,461.

5.   INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with certain other funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended May 31, 2003, the Fund did not participate in the interfund lending program.

6.   DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Appreciation	Post-October Loss

$5,499,106	$52,355,598	$139,461

Notes to Financial Statements continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid for the period ended May 31, 2003, was $1,967,351 of ordinary income.

7.   EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $1,020 which represents 0.00% of its average daily net assets.

8.   DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9.   FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the period ended May 31, 2003 the Fund had no borrowings under this agreement.

10.   CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

Independent Auditors’ Report

Board of Trustees and Shareholders
Evergreen Equity Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Market Index Value Fund, a series of Evergreen Equity Trust, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from October 15, 2002 (commencement of operations) to May 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Value Fund, as of May 31, 2003, the results of its operations, changes in its net assets and financial highlights for the period described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 3, 2003

Additional Information (unaudited)

Federal Tax Distributions

For corporate shareholders, 78.50% of ordinary income dividends paid during the fiscal year ended May 31, 2003 qualified for the dividends received deduction.

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp..(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 115 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566607 6/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Item 2 - Code of Ethics

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Item 3 - Audit Committee Financial Expert

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Items 4 — Principal Accountant Fees and Services

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 — Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 — [Reserved]

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 — [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: July 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: July 31, 2003

By: ________________________

Carol A. Kosel

Principal Financial Officer

Date: July 31, 2003